UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

International Classic Value Fund

Semiannual Report

6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	2-28-06	–28.79%	—	—	–8.09%	–19.46%	–28.79%	—	—	–17.88%

B	2-28-06	–29.16	—	—	–7.77	–19.73	–29.16	—	—	–17.20

C	2-28-06	–26.22	—	—	–6.65	–16.36	–26.22	—	—	–14.83

I1	2-28-06	–24.69	—	—	–5.65	–15.02	–24.69	—	—	–12.70

NAV[1]	12-28-06	–24.63	—	—	–14.93	–15.08	–24.63	—	—	–21.62

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2009. The net expenses are as follows: Class A — 1.58%, Class B — 2.28%, Class C —2.28%, Class I — 1.16%, Class NAV — 1.11%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.13%, Class B — 2.84%, Class C — 2.83%, Class I — 1.71%, Class NAV — 1.66%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

6	International Classic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-06	$8,527	$8,280	$11,809

C2	2-28-06	8,517	8,517	11,809

I3	2-28-06	8,730	8,730	11,809

NAV[3]	12-28-06	7,838	7,838	9,919

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of June 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Semiannual report | International Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$847.50	$7.67

Class B	1,000.00	845.00	10.92

Class C	1,000.00	844.80	10.87

Class I	1,000.00	849.80	5.34

Class NAV	1,000.00	849.20	5.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$1,016.60	$8.37

Class B	1,000.00	1,013.00	11.91

Class C	1,000.00	1,013.10	11.86

Class I	1,000.00	1,019.10	5.82

Class NAV	1,000.00	1,019.30	5.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.67%, 2.38%, 2.37%, 1.16% and 1.11% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | International Classic Value Fund	9

Portfolio summary

Top 10 holdings[1]

Mitsubishi UFJ Financial Group, Inc.	5.0%	Royal Bank of Scotland Group PLC	4.0%

ING Groep NV	4.6%	Sumitomo Mitsui Financial Group, Inc.	3.9%

Koninklijke (Royal) Philips Electronics NV	4.3%	GlaxoSmithKline PLC	3.9%

HSBC Holdings PLC	4.2%	Vivendi Universal SA	3.8%

Alcatel-Lucent	4.1%	Clariant AG	3.7%

Sector distribution[1,2]

Financials	42%	Telecommunication services	4%

Consumer discretionary	16%	Health care	4%

Industrials	15%	Utilities	1%

Information technology	9%	Other	3%

Materials	6%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	International Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule contains one main category: common stocks. Common stocks are further broken down by country.

Issuer	Shares	Value

Common stocks 99.73%		$21,788,320

(Cost $26,666,271)

Australia 2.52%		551,171

Amcor Ltd. (Paper Packaging)	113,850	551,171

Bermuda 3.03%		662,233

RenaissanceRe Holdings Ltd. (Reinsurance)	14,825	662,233

Canada 1.40%		305,086

Magna International, Inc. (Class A) (Auto Parts & Equipment)	5,150	305,086

France 13.84%		3,023,041

Alcatel-Lucent (Communications Equipment)	146,575	890,795

Credit Agricole SA (Diversified Banks)	36,296	741,761

Thales SA (Aerospace & Defense)	9,800	558,554

Vivendi Universal SA (Movies & Entertainment)	21,925	831,931

Greece 0.85%		186,179

Public Power Corp. (Electric Utilities)	5,375	186,179

Hong Kong 3.02%		659,971

Johnson Electric Holdings Ltd. (Electrical Components & Equipment)	1,478,725	659,971

Ireland 1.13%		247,158

Kerry Group PLC (Class A) (Packaged Foods & Meats)	8,350	247,158

Italy 2.08%		455,644

Finmeccanica SpA (Aerospace & Defense)	17,350	455,644

Japan 19.92%		4,352,099

Canon, Inc. (Office Electronics)	7,000	359,938

Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	122,975	1,089,791

Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	262,956

Ricoh Co., Ltd. (Office Electronics)	28,000	505,232

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	113	850,280

Sumitomo Rubber Industries, Ltd. (Tires & Rubber)	86,150	642,565

Tokyo Electron Ltd. (Semiconductor Equipment)	6,500	374,629

USS Co., Ltd. (Automotive Retail)	4,040	266,708

Netherlands 14.78%		3,228,842

Aegon NV (Life & Health Insurance)	45,082	597,152

ING Groep NV (Diversified Financial Services)	31,450	1,002,959

Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	27,700	942,465

Unilever NV (Packaged Foods & Meats)	24,175	686,266

See notes to financial statements

Semiannual report | International Classic Value Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Norway 1.50%		$326,977

Den Norske Bank (Diversified Banks)	25,700	326,977

Puerto Rico 1.42%		309,401

Popular, Inc. (Regional Banks)	46,950	309,401

South Korea 5.93%		1,294,606

Kookmin Bank (Diversified Banks)	11,175	660,212

Korea Electric Power Corp. (Electric Utilities)	10,910	320,714

Samsung Electronics Co., Ltd. (Semiconductors)	525	313,680

Switzerland 6.90%		1,508,240

Clariant AG (Specialty Chemicals) (I)	79,175	803,724

UBS AG (Diversified Capital Markets) (I)	33,568	704,516

United Kingdom 21.41%		4,677,672

Aviva PLC (Multi-Line Insurance)	51,800	516,917

British Sky Broadcasting Group PLC (Broadcasting & Cable TV)	35,350	332,341

Compass Group PLC (Restaurants)	64,950	490,958

GlaxoSmithKline PLC (Pharmaceuticals)	37,925	840,763

HSBC Holdings PLC (Diversified Banks)	58,919	910,396

Rentokil Initial PLC (Environmental & Facilities Services)	357,350	706,444

Royal Bank of Scotland Group PLC (Diversified Banks)	205,456	879,853

Total investments (Cost $26,666,271)† 99.73%		$21,788,320

Other assets and liabilities, net 0.27%		$58,219

Total net assets 100.00%		$21,846,539

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $26,798,836. Net unrealized depreciation aggregated $5,010,516, of which $392,398 related to appreciated investment securities and $5,402,914 related to depreciated investment securities.

See notes to financial statements

12	International Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $26,666,271)	$21,788,320
Receivable for investments sold	259,748
Receivable for shares sold	3,147
Dividends and interest receivable	71,576
Receivable from affiliates	27,905

Total assets	22,150,696

Liabilities

Foreign currency due to custodian at value (Cost $110,476)	110,285
Due to custodian	17,751
Payable for shares repurchased	82,249
Payable for forward foreign currency exchange contracts (Note 2)	119
Payable to affiliates
Management fees	21,416
Distribution and service fees	5,483
Other	8,394
Other payables and accrued expenses	58,460

Total liabilities	304,157

Net assets

Capital paid-in	27,753,389
Accumulated net realized loss on investments	(1,417,178)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(4,875,158)
Accumulated net investment income	385,486

Net assets	$21,846,539

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($9,995,558 ÷ 1,207,215 shares)	$8.28
Class B ($938,204 ÷ 114,057 shares)[1]	$8.23
Class C ($2,295,242 ÷ 279,317 shares)[1]	$8.22
Class I ($2,538,697 ÷ 305,157 shares)	$8.32
Class NAV ($6,078,838 ÷ 733,722 shares)	$8.28

Maximum offering price per share

Class A ($8.28 ÷ 95%)[2]	$8.72

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | International Classic Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $52,996)	$573,312
Interest	6,331

Total investment income	579,643

Expenses

Investment management fees (Note 3)	136,219
Distribution and service fees (Note 3)	36,273
Transfer agent fees (Note 3)	21,370
Accounting and legal services fees (Note 3)	1,392
Blue sky fees	50,376
Custodian fees	27,746
Printing fees	12,469
Professional fees	9,598
Trustees’ fees	1,066
Miscellaneous	12,784

Total expenses	309,293
Less expense reductions (Note 3)	(107,911)

Net expenses	201,382

Net investment income	378,261

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(618,797)
Foreign currency transactions	(13,936)
(632,733)
Change in net unrealized appreciation (depreciation) of
Investments	(3,956,647)
Translation of assets and liabilities in foreign currencies	1,172
(3,955,475)
Net realized and unrealized loss	(4,588,208)

Decrease in net assets from operations	($4,209,947)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

14	International Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations

Net investment income	$348,006	$378,261
Net realized gain (loss)	143,835	(632,733)
Change in net unrealized appreciation (depreciation)	(3,059,389)	(3,955,475)

Decrease in net assets resulting from operations	(2,567,548)	(4,209,947)

Distributions to shareholders
From net investment income
Class A	(124,033)	—
Class B	(2,538)	—
Class C	(6,886)	—
Class I	(65,900)	—
Class R1	(120,035)	—
From net realized gain
Class A	(318,853)	—
Class B	(29,611)	—
Class C	(80,346)	—
Class I	(114,863)	—
Class R1	(158,150)	—
	(1,021,215)	—
From Fund share transactions (Note 4)	4,505,596	(2,147,813)

Total increase (decrease)	916,833	(6,357,760)

Net assets

Beginning of period	27,287,466	28,204,299
End of period[2]	$28,204,299	$21,846,539

[1] Semiannual period from 1-1-08 to 6-30-08. Unaudited.
[2] Includes undistributed net investment income of $7,225 and $385,486, respectively.

See notes to financial statements

Semiannual report | International Classic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.03	$9.77
Net investment income[3]	0.05	0.12	0.13
Net realized and unrealized
gain (loss) on investments	1.08	(1.03)	(1.62)
Total from investment operations	1.13	(0.91)	(1.49)
Less distributions
From net investment income	(0.04)	(0.10)	—
From net realized gain	(0.06)	(0.25)	—
Total distributions	(0.10)	(0.35)	—
Net asset value, end of period	$11.03	$9.77	$8.28
Total return (%)[4,5]	11.25[6]	(8.29)	(15.25)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$19	$13	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	2.67[7]	2.13	2.70[7]
Expenses net of all fee waivers, if any	1.52[7]	1.58	1.67[7]
Expenses net of all fee waivers and credits	1.52[7]	1.58	1.67[7]
Net investment income	0.60[7]	1.08	2.80[7]
Portfolio turnover (%)	20	53	16

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

16	International Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.99	$9.74
Net investment income (loss)[3]	(0.01)	0.04	0.09
Net realized and unrealized
gain (loss) on investments	1.09	(1.02)	(1.60)
Total from investment operations	1.08	(0.98)	(1.51)
Less distributions
From net investment income	(0.03)	(0.02)	—
From net realized gain	(0.06)	(0.25)	—
Total distributions	(0.09)	(0.27)	—
Net asset value, end of period	$10.99	$9.74	$8.23
Total return (%)[4,5]	10.79[6]	(8.91)	(15.50)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.37[7]	2.84	3.36[7]
Expenses net of all fee waivers, if any	2.22[7]	2.28	2.38[7]
Expenses net of all fee waivers and credits	2.22[7]	2.28	2.37[7]
Net investment income (loss)	(0.17)[7]	0.33	2.07[7]
Portfolio turnover (%)	20	53	16

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | International Classic Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.97	$9.73
Net investment income (loss)[3]	(0.02)	0.04	0.09
Net realized and unrealized
gain (loss) on investments	1.08	(1.01)	(1.60)
Total from investment operations	1.06	(0.97)	(1.51)
Less distributions
From net investment income	(0.03)	(0.02)	—
From net realized gain	(0.06)	(0.25)	—
Total distributions	(0.09)	(0.27)	—
Net asset value, end of period	$10.97	$9.73	$8.22
Total return (%)[4,5]	10.59[6]	(8.84)	(15.52)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.37[7]	2.83	3.39[7]
Expenses net of all fee waivers, if any	2.22[7]	2.28	2.37[7]
Expenses net of all fee waivers and credits	2.22[7]	2.28	2.37[7]
Net investment income (loss)	(0.28)[7]	0.35	2.06[7]
Portfolio turnover (%)	20	53	16

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	International Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.05	$9.79
Net investment income[3]	0.06	0.15	0.15
Net realized and unrealized
gain (loss) on investments	1.09	(1.01)	(1.62)
Total from investment operations	1.15	(0.86)	(1.47)
Less distributions
From net investment income	(0.04)	(0.15)	—
From net realized gain	(0.06)	(0.25)	—
Total distributions	(0.10)	(0.40)	—
Net asset value, end of period	$11.05	$9.79	$8.32
Total return (%)[4,5]	11.48[6]	(7.85)	(15.02)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32[7]	1.71	2.00[7]
Expenses net of all fee waivers, if any	1.17[7]	1.16	1.16[7]
Expenses net of all fee waivers and credits	1.17[7]	1.16	1.16[7]
Net investment income	0.70[7]	1.41	3.31[7]
Portfolio turnover (%)	20	53	16

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | International Classic Value Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$11.04	$11.05	$9.75
Net investment income[3]	(0.00)[4]	0.15	0.15
Net realized and unrealized
gain (loss) on investments	0.01	(1.01)	(1.62)
Total from investment operations	0.01	(0.86)	(1.47)
Less distributions
From net investment income	—	(0.19)	—
From net realized gain	—	(0.25)	—
Total distributions	—	(0.44)	—
Net asset value, end of period	$11.05	$9.75	$8.28
Total return (%)[5,6]	0.09	(7.79)	(15.08)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[9]	1.66	1.46[9]
Expenses net of all fee waivers, if any	0.94[9]	1.11	1.11[9]
Expenses net of all fee waivers and credits	0.94[9]	1.11	1.11[9]
Net investment income	(0.94)[9]	1.37	3.38[9]
Portfolio turnover (%)	20[10]	53	16

1 Beginning of operations from 2-28-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total return would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Portfolio turnover reflects the period ended 12-31-06.

See notes to financial statements

20	International Classic Value Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock International Classic Value Fund (the Fund) is a non-diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

Semiannual report | International Classic Value Fund	21

procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$1,276,719	—

Level 2 — Other Significant Observable Inputs	20,511,601	($119)

Level 3 — Significant Unobservable Inputs	—	—

Total	$21,788,320	($119)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

22	International Classic Value Fund | Semiannual report

Sector risk — financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, financial stocks may decline.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class NAV shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would

Semiannual report | International Classic Value Fund	23

involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Open forward foreign currency contracts as of June 30, 2008, were as follows:

	PRINCIPAL AMOUNT	SETTLEMENT	UNREALIZED
CURRENCY	COVERED BY CONTRACT	DATE	DEPRECIATION

Sells
Japanese Yen	($695,640)	Jul 2008	$119

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $651,880 and net currency losses of $866 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on January 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The

24	International Classic Value Fund | Semiannual report

implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $680,208 and long-term capital gain $341,007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.05% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 1.00% of the Fund’s daily net asset value in excess of $1,000,000,000. The Adviser has a sub-advisory agreement with Pzena Investment Management LLC. The effective management fee rate is 1.05% of the Fund’s average daily net asset value for the period ended June 30, 2008. The Fund is not responsible for payment of the subadvisory fees.

The Adviser agreed to limit the Fund’s total operating expenses of Class A shares to 1.71% and Class B and Class C shares to 2.41% of the net asset value of each respective class, expired on April 30, 2008. The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.11% of the Fund’s average daily net asset value, on an annual basis, until April 30, 2009. The Adviser reserves the right to terminate this limitation in the future. Accordingly, the expense reductions related to these total expense limitations amounted to $107,645 and there were no class-specific total expense reductions during the period ended June 30, 2008.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities

Semiannual report | International Classic Value Fund	25

Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $16,321 with regard to sales of Class A shares. Of this amount, $796 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,471 was paid as sales commissions to unrelated broker-dealers and $54 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $1,050 for Class B shares and $632 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.30% of each respective class’s average daily net asset value until April 30, 2009. There were no transfer agent fee reductions during the period ended June 30, 2008.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $266 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$15,447	$17,752
Class B	1,394	5,208
Class C	3,495	13,313
Class I	1,034	—
Total	$21,370	$36,273

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $1,392 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation

26	International Classic Value Fund | Semiannual report

liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	718,876	$7,804,742	174,327	$1,583,209
Distributions reinvested	40,438	403,973	—	—
Repurchased	(1,196,044)	(13,220,863)	(279,566)	(2,511,978)
Net decrease	(436,730)	($5,012,148)	(105,239)	($928,769)

Class B shares

Sold	65,095	$722,072	15,689	$141,746
Distributions reinvested	3,108	30,955	—	—
Repurchased	(66,324)	(723,741)	(20,471)	(181,680)
Net increase (decrease)	1,879	$29,286	(4,782)	($39,934)

Class C shares

Sold	112,586	$1,248,233	18,473	$169,496
Distributions reinvested	8,462	84,196	—	—
Repurchased	(201,293)	(2,164,829)	(52,133)	(467,621)
Net decrease	(80,245)	($832,400)	(33,660)	($298,125)

Class I shares

Sold	508,810	$5,702,968	25,065	$231,633
Distributions reinvested	14,270	142,848	—	—
Repurchased	(266,361)	(2,887,957)	(179,382)	(1,549,295)
Net increase (decrease)	256,719	$2,957,859	(154,317)	($1,317,662)

Class NAV shares

Sold	657,918	$7,242,225	137,702	$1,250,839
Distributions reinvested	27,958	278,185	—	—
Repurchased	(14,731)	(157,411)	(89,603)	(814,162)
Net increase	671,145	$7,362,999	48,099	$436,677

Net increase (decrease)	412,768	$4,505,596	(249,899)	($2,147,813)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $4,168,524 and $5,332,314, respectively.

Semiannual report | International Classic Value Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock International
Classic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock International Classic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

28	International Classic Value Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception in 2006 through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period under review was lower than the performance of the Peer Group and Category medians, and its benchmark index, the MSCI EAFE Index. The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s value orientation. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category. The Board favorably considered the impact of continuing fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

Semiannual report | International Classic Value Fund	29

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders.

30	International Classic Value Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James F. Carlin, Chairman	Chief Financial Officer	John Hancock Funds, LLC
601 Congress Street
James R. Boyle†	Gordon M. Shone	Boston, MA 02210-2805
William H. Cunningham	Treasurer
Charles L. Ladner*		Custodian
Dr. John A. Moore*	John G. Vrysen	The Bank of New York Mellon
Patti McGill Peterson*	Chief Operating Officer	One Wall Street
Steven R. Pruchansky		New York, NY 10286
*Members of the Audit Committee	Investment adviser
†Non-Independent Trustee	John Hancock Advisers, LLC	Transfer agent
	601 Congress Street	John Hancock Signature
Officers	Boston, MA 02210-2805	Services, Inc.
Keith F. Hartstein		P.O. Box 9510
President and	Subadviser	Portsmouth, NH 03802-9510
Chief Executive Officer	Pzena Investment
	Management, LLC	Legal counsel
Thomas M. Kinzler	120 West 45th Street,	K&L Gates LLP
Secretary and Chief Legal Officer	20th Floor	One Lincoln Street
	New York, NY 10036	Boston, MA 02111-2950
Francis V. Knox, Jr.
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | International Classic Value Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Classic Value Fund.	190SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock

MUTUAL FUNDS

John Hancock

Core Equity Fund

Semiannual Report

6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	6-10-91	–20.09%	5.22%	0.70%	—	–18.03%	–20.09%	28.98%	7.19%	—

B	9-7-95	–20.65	5.23	0.65	—	–18.34	–20.65	29.06	6.73	—

C	5-1-98	–17.29	5.57	0.51	—	–14.87	–17.29	31.12	5.22	—

I1	3-1-02	–15.79	6.81	—	2.69%	–13.50	–15.79	38.99	—	18.32%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.52%, Class B — 2.22%, Class C — 2.22%, Class I — 0.93%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

6	Core Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Core Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	6-30-98	$10,673	$10,673	$13,942

C2	6-30-98	10,522	10,522	13,942

I3,4	3-1-02	11,832	11,832	13,503

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of June 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Index is an unmanaged index that includes 1,000 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index as of closest month end to inception date.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Core Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$862.80	$6.67

Class B	1,000.00	$859.60	$9.89

Class C	1,000.00	$859.90	$9.90

Class I	1,000.00	$865.00	$4.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Core Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$1,017.70	$7.22

Class B	1,000.00	1,014.20	$10.72

Class C	1,000.00	1,014.20	$10.72

Class I	1,000.00	1,020.20	$4.72

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.44%, 2.14%, 2.14% and 0.94% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Core Equity Fund	9

Portfolio summary

Top 10 holdings[1]

Exxon Mobil Corp.	4.8%	Oracle Corp.	1.9%

JPMorgan Chase & Co.	2.5%	Tyco International Ltd.	1.8%

Freeport-McMoRan		AT&T, Inc.	1.7%
Copper & Gold, Inc. (Class B)	2.2%
		Chevron Corp.	1.6%
Altria Group, Inc.	1.9%
		Apache Corp.	1.6%
General Electric Co.	1.9%

Sector distribution[1,2]

Information technology	18%	Consumer discretionary	6%

Energy	14%	Materials	4%

Financials	13%	Telecommunication services	3%

Health care	12%	Utilities	3%

Industrials	10%	Other	8%

Consumer staples	9%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.65%		$208,118,069

(Cost $207,741,496)

Airlines 0.85%		1,781,264

Southwest Airlines Co.	136,600	1,781,264

Apparel Retail 1.15%		2,411,792

Coach, Inc. (I)	29,600	854,848

Polo Ralph Lauren Corp.	24,800	1,556,944

Asset Management & Custody Banks 2.19%		4,563,071

Northern Trust Corp.	23,900	1,638,823

SEI Investments Co.	28,300	665,616

State Street Corp.	18,000	1,151,820

T. Rowe Price Group, Inc.	19,600	1,106,812

Auto Parts & Equipment 0.44%		919,709

United Rentals, Inc. (I)	46,900	919,709

Biotechnology 1.72%		3,587,814

Amgen, Inc. (I)	26,900	1,268,604

Gilead Sciences, Inc. (I)	43,800	2,319,210

Brewers 0.30%		624,795

Molson Coors Brewing Co. (Class B)	11,500	624,795

Broadcasting & Cable TV 1.91%		3,985,153

Comcast Corp. (Class A)	103,100	1,955,807

DIRECTV Group, Inc. (I)	28,600	741,026

DISH Network Corp. (I)	44,000	1,288,320

Building Products 0.23%		480,715

General Cable Corp. (I)	7,900	480,715

Communications Equipment 1.48%		3,081,610

Cisco Systems, Inc. (I)	76,000	1,767,760

Corning, Inc.	57,000	1,313,850

Computer Hardware 3.38%		7,064,706

Apple, Inc. (I)	15,000	2,511,600

Dell, Inc. (I)	109,500	2,395,860

International Business Machines Corp.	18,200	2,157,246

See notes to financial statements

Semiannual report | Core Equity Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Computer Storage & Peripherals 1.95%		$4,071,475

Brocade Communications Systems, Inc.	205,000	1,689,200

Seagate Technology	41,500	793,895

Western Digital Corp.	46,000	1,588,380

Construction & Engineering 3.10%		6,463,651

Caterpillar, Inc.	15,000	1,107,300

Fluor Corp.	10,200	1,898,016

KBR, Inc. (I)	38,000	1,326,580

Shaw Group, Inc.	34,500	2,131,755

Construction & Farm Machinery & Heavy Trucks 0.60%		1,248,291

Terex Corp. (I)	24,300	1,248,291

Data Processing & Outsourced Services 2.95%		6,154,326

Automatic Data Processing, Inc.	20,400	854,760

Broadridge Financial Solutions, Inc.	33,100	696,755

Fiserv, Inc.	28,100	1,274,897

MasterCard, Inc.	9,900	2,628,648

Visa, Inc. (Class A)	8,600	699,266

Distributors 0.28%		588,960

W. W. Grainger, Inc.	7,200	588,960

Diversified Banks 2.26%		4,709,675

U.S. Bancorp.	70,000	1,952,300

Wells Fargo & Co.	116,100	2,757,375

Diversified Chemicals 1.81%		3,782,842

Dow Chemical Co.	53,800	1,878,158

PPG Industries, Inc.	33,200	1,904,684

Diversified Commercial & Professional Services 0.77%		1,600,541

Ingersoll-Rand Co., Ltd.	31,900	1,194,017

Parker Hannifin Corp.	5,700	406,524

Diversified Financial Services 2.48%		5,177,379

JPMorgan Chase & Co.	150,900	5,177,379

Diversified Metals & Mining 2.17%		4,523,534

Freeport-McMoRan Copper & Gold, Inc. (Class B)	38,600	4,523,534

Drug Retail 0.30%		625,206

CVS Caremark Corp.	15,800	625,206

Electric Utilities 2.66%		5,563,819

American Electric Power Co., Inc.	43,000	1,729,890

CenterPoint Energy, Inc.	72,300	1,160,415

DPL, Inc.	18,400	485,392

Duke Energy Corp.	44,100	766,458

Entergy Corp.	11,800	1,421,664

Fertilizers & Agricultural Chemicals 0.42%		885,080

Monsanto Co.	7,000	885,080

See notes to financial statements

12	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Food Distributors 0.88%		$1,832,166

SYSCO Corp.	66,600	1,832,166

Food Retail 1.33%		2,770,697

Safeway, Inc.	29,100	830,805

SUPERVALU, Inc.	62,800	1,939,892

Footwear 0.35%		727,242

NIKE, Inc. (Class B)	12,200	727,242

Health Care Distributors 1.13%		2,355,242

Cardinal Health, Inc.	20,000	1,031,600

Johnson & Johnson	5,800	373,172

McKesson Corp.	17,000	950,470

Health Care Equipment 2.85%		5,958,563

Baxter International, Inc.	14,700	939,918

Boston Scientific Corp.	159,000	1,954,110

Covidien Ltd.	44,000	2,107,160

Medtronic, Inc.	18,500	957,375

Health Care Services 0.46%		959,616

Express Scripts, Inc.	15,300	959,616

Home Entertainment Software 0.78%		1,635,360

Activision, Inc.	48,000	1,635,360

Household Products 1.45%		3,028,338

Procter & Gamble Co.	49,800	3,028,338

Housewares & Specialties 0.78%		1,625,272

Newell Rubbermaid, Inc.	96,800	1,625,272

Hypermarkets & Super Centers 1.21%		2,517,760

Wal-Mart Stores, Inc.	44,800	2,517,760

Industrial Conglomerates 3.97%		8,289,900

General Electric Co.	146,600	3,912,754

Textron, Inc.	13,800	661,434

Tyco International Ltd.	92,800	3,715,712

Integrated Oil & Gas 7.61%		15,901,381

Chevron Corp.	34,600	3,429,898

Exxon Mobil Corp.	114,900	10,126,137

Occidental Petroleum Corp.	26,100	2,345,346

Integrated Telecommunication Services 2.55%		5,329,254

AT&T, Inc.	102,600	3,456,594

Verizon Communications, Inc.	52,900	1,872,660

Internet Software & Services 1.56%		3,266,415

Akamai Technologies, Inc.	45,000	1,565,550

Symantec Corp.	87,900	1,700,865

Investment Banking & Brokerage 1.51%		3,163,160

Charles Schwab Corp.	154,000	3,163,160

See notes to financial statements

Semiannual report | Core Equity Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Life & Health Insurance 1.15%		$2,408,389

Aflac, Inc.	11,700	734,760

MetLife, Inc.	11,700	617,409

Nationwide Financial Services, Inc. (Class A)	22,000	1,056,220

Life Sciences Tools & Services 0.92%		1,922,685

Thermo Fisher Scientific, Inc. (I)	34,500	1,922,685

Managed Health Care 2.79%		5,821,914

Aetna, Inc.	72,100	2,922,213

CIGNA Corp.	54,600	1,932,294

Humana, Inc. (I)	6,600	262,482

Wellcare Health Plans, Inc.	19,500	704,925

Mortgage REIT’s 0.27%		570,768

Annaly Capital Management, Inc., REIT	36,800	570,768

Multi-Media 1.16%		2,421,440

News Corp. (Class A)	161,000	2,421,440

Multi-Utilities 1.17%		2,445,735

Dominion Resources, Inc.	51,500	2,445,735

Oil & Gas Drilling 1.17%		2,448,992

Noble Corp.	37,700	2,448,992

Oil & Gas Equipment & Services 2.87%		6,002,546

Cameron International Corp.	15,500	857,925

National-Oilwell Varco, Inc.	30,500	2,705,960

Schlumberger, Ltd.	22,700	2,438,661

Oil & Gas Exploration & Production 3.35%		6,996,642

Apache Corp.	24,200	3,363,800

Devon Energy Corp.	9,600	1,153,536

Noble Energy Inc.	13,600	1,367,616

W&T Offshore, Inc.	19,000	1,111,690

Pharmaceuticals 2.59%		5,402,667

Endo Pharmaceuticals Holdings, Inc. (I)	40,700	984,533

Merck & Co., Inc.	51,800	1,952,342

Novartis AG, ADR	44,800	2,465,792

Property & Casualty Insurance 1.14%		2,389,475

ACE Ltd.	22,000	1,211,980

Axis Capital Holdings Ltd.	39,500	1,177,495

Railroads 0.64%		1,341,138

Norfolk Southern Corp.	21,400	1,341,138

Reinsurance 0.51%		1,060,143

Everest Re Group Ltd.	13,300	1,060,143

Retail 1.05%		2,191,718

Big Lots, Inc. (I)	37,300	1,165,252

Dollar Tree, Inc.	31,400	1,026,466

See notes to financial statements

14	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail REIT’s 0.87%		$1,823,260

Apartment Investment & Management Co. (Class A), REIT	24,500	834,470

Simon Property Group, Inc., REIT	11,000	988,790

Semiconductor Equipment 1.23%		2,576,806

Applied Materials, Inc.	79,600	1,519,564

Teradyne, Inc.	37,000	409,590

Varian Semiconductor Equipment Associates, Inc.	18,600	647,652

Semiconductors 1.02%		2,126,004

Intel Corp.	47,300	1,016,004

Micron Technology, Inc. (I)	185,000	1,110,000

Soft Drinks 1.53%		3,185,859

PepsiCo, Inc.	50,100	3,185,859

Specialized Finance 0.81%		1,689,600

Nymex Holdings, Inc.	20,000	1,689,600

Specialized REIT’s 0.40%		828,574

Plum Creek Timber Co., Inc., REIT	19,400	828,574

Systems Software 4.43%		9,246,267

BMC Software, Inc.	16,000	576,000

Check Point Software Technologies Ltd. (I)	65,500	1,550,385

Microsoft Corp.	118,200	3,251,682

Oracle Corp. (I)	184,200	3,868,200

Technology Distributors 0.70%		1,469,448

Arrow Electronics, Inc. (I)	14,000	430,080

Avnet, Inc. (I)	38,100	1,039,368

Tobacco 3.00%		6,265,045

Altria Group, Inc.	194,700	4,003,032

Lorillard, Inc.	12,800	885,248

Reynolds American, Inc.	29,500	1,376,765

Transportation 0.36%		755,440

Overseas Shipholding Group, Inc.	9,500	755,440

Wireless Telecommunication Services 0.70%		1,471,740

Crown Castle International Corp.	38,000	1,471,740

See notes to financial statements

Semiannual report | Core Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

	Par value
Issuer, description, maturity	(000)	Value

Short-term investments 0.52%		$1,084,000

(Cost $1,084,000)
Joint Repurchase Agreement 0.52%		1,084,000

Joint Repurchase Agreement with Bank of
America Corp. dated 6-30-08 at 1.50% to
be repurchased at $1,084,045 on 7-1-08,
collateralized by $888,102 U.S. Treasury
Inflation Indexed Note 1.875% on 7-15-13
(valued at $1,105,680 including interest).	$1,084	1,084,000

Total investments (Cost $208,825,496)† 100.17%		$209,202,069

Other assets and liabilities, net (0.17%)		($347,677)

Total net assets 100.00%		$208,854,392

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(I) Non-income producing security

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $208,863,048. Net unrealized appreciation aggregated $339,021, of which $15,734,542 related to appreciated investment securities and $15,395,521 related to depreciated investment securities.

See notes to financial statements

16	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $208,825,496)	$209,202,069
Cash	1,743
Receivable for shares sold	126,222
Dividends and interest receivable	328,936
Receivable from affiliates	32,824

Total assets	209,691,794

Liabilities

Payable for shares repurchased	358,134
Payable to affiliates
Management fees	131,234
Distribution and service fees	82,353
Other	109,733
Other payables and accrued expenses	155,948

Total liabilities	837,402

Net assets

Capital paid-in	221,527,171
Accumulated net realized loss on investments	(13,349,845)
Net unrealized appreciation of investments	376,573
Undistributed net investment income	300,493

Net assets	$208,854,392

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($158,270,638 ÷ 5,275,644 shares)	$30.00
Class B ($41,214,389 ÷ 1,488,705 shares)[1]	$27.68
Class C ($9,345,177 ÷ 337,560 shares)[1]	$27.68
Class I ($24,188 ÷ 782 shares)	$30.94[2]

Maximum offering price per share

Class A ($30.00 ÷ 95%)[3]	$31.58

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2008.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Core Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $16,707)	$2,143,359
Securities lending	12,568
Interest	9,328
Income from affiliated issuers	5,978

Total investment income	2,171,233

Expenses

Investment management fees (Note 3)	861,422
Distribution and service fees (Note 3)	550,236
Transfer agent fees (Note 3)	381,567
Accounting and legal services fees (Note 3)	12,318
Printing fees	44,319
Blue sky fees	36,604
Custodian fees	26,426
Professional fees	12,823
Trustees’ fees	10,856
Miscellaneous	11,009

Total expenses	1,947,580
Less expense reductions (Note 3)	(93,406)

Net expenses	1,854,174

Net investment income	317,059

Realized and unrealized gain (loss)

Net realized gain on investments	9,292,134
9,292,134
Change in net unrealized appreciation (depreciation) of investments	(45,056,095)
(45,056,095)
Net realized and unrealized loss	(35,763,961)

Decrease in net assets from operations	($35,446,902)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

18	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($198,421)	$317,059
Net realized gain	28,134,607	9,292,134
Change in net unrealized appreciation (depreciation)	(17,933,945)	(45,056,095)

Increase (decrease) in net assets resulting from operations	10,002,241	(35,446,902)

From Fund share transactions (Note 4)	(58,098,920)	(20,348,696)

Total decrease	(48,096,679)	(55,795,598)

Net assets

Beginning of period	312,746,669	264,649,990

End of period[2]	$264,649,990	$208,854,392

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes undistributed net investment income (loss) of ($16,566) and $300,493, respectively.

See notes to financial statements

Semiannual report | Core Equity Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$20.53	$25.39	$27.62	$29.72	$33.67	$34.77
Net investment income (loss)[2]	0.00[3]	0.10	0.01	0.09	0.05	0.07
Net realized and unrealized gain
(loss) on investments	4.86	2.13	2.09	3.86	1.05	(4.84)
Total from investment operations	4.86	2.23	2.10	3.95	1.10	(4.77)
Net asset value, end of period	$25.39	$27.62	$29.72	$33.67	$34.77	$30.00
Total return (%)[4]	23.67	8.78[5]	7.60[5]	13.29[5]	3.27[5]	(13.72)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$201	$193	$195	$198	$192	$158
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.61	1.57	1.52	1.50	1.52	1.52[7]
Expenses net of all fee waivers, if any	1.61	1.52	1.47	1.47	1.47	1.44[7]
Expenses net of all fee waivers
and credits	1.61	1.52	1.47	1.47	1.47	1.44[7]
Net investment income (loss)	(0.02)	0.41	0.03	0.28	0.15	0.46[7]
Portfolio turnover (%)	70	68	54	78	147	100

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$19.70	$24.19	$26.12	$27.91	$31.41	$32.20
Net investment loss[2]	(0.15)	(0.08)	(0.18)	(0.13)	(0.18)	(0.04)
Net realized and unrealized gain
(loss) on investments	4.64	2.01	1.97	3.63	0.97	(4.48)
Total from investment operations	4.49	1.93	1.79	3.50	0.79	(4.52)
Net asset value, end of period	$24.19	$26.12	$27.91	$31.41	$32.20	$27.68
Total return (%)[3]	22.79	7.98[4]	6.85[4]	12.54[4]	2.52[4]	(14.04)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$252	$197	$140	$101	$61	$41
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.31	2.27	2.23	2.20	2.22	2.22[6]
Expenses net of all fee waivers, if any	2.31	2.22	2.18	2.17	2.17	2.14[6]
Expenses net of all fee waivers
and credits	2.31	2.22	2.18	2.17	2.17	2.13[6]
Net investment loss	(0.72)	(0.33)	(0.68)	(0.44)	(0.54)	(0.25)[6]
Portfolio turnover (%)	70	68	54	78	147	100

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Core Equity Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$19.69	$24.18	$26.11	$27.90	$31.39	$32.19
Net investment loss[2]	(0.15)	(0.08)	(0.18)	(0.13)	(0.18)	(0.04)
Net realized and unrealized gain
(loss) on investments	4.64	2.01	1.97	3.62	0.98	(4.47)
Total from investment operations	4.49	1.93	1.79	3.49	0.80	(4.51)
Net asset value, end of period	$24.18	$26.11	$27.90	$31.39	$32.19	$27.68
Total return (%)[3]	22.80	7.98[4]	6.86[4]	12.51[4]	2.55[4]	(14.01)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$24	$20	$16	$14	$12	$9
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.31	2.27	2.23	2.20	2.22	2.22[6]
Expenses net of all fee waivers, if any	2.31	2.22	2.18	2.17	2.17	2.14[6]
Expenses net of all fee waivers
and credits	2.31	2.22	2.18	2.17	2.17	2.14[6]
Net investment loss	(0.72)	(0.31)	(0.68)	(0.43)	(0.55)	(0.25)[6]
Portfolio turnover (%)	70	68	54	78	147	100

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

22	Core Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$20.63	$25.66	$28.07	$30.37	$34.60	$35.77
Net investment income[2]	0.12	0.26	0.16	0.22	0.23	0.16
Net realized and unrealized gain
(loss) on investments	4.91	2.15	2.14	4.01	0.94	(4.99)
Total from investment operations	5.03	2.41	2.30	4.23	1.17	(4.83)
Less distributions
Net asset value, end of period	$25.66	$28.07	$30.37	$34.60	$35.77	$30.94
Total return (%)[3]	24.38	9.39	8.19	13.93	3.38[4]	(13.50)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.06	0.92	0.90	0.89	0.95	0.94[7]
Expenses net of all fee waivers, if any	1.06	0.92	0.90	0.89	0.95	0.94[7]
Expenses net of all fee waivers
and credits	1.06	0.92	0.90	0.89	0.93	0.93[7]
Net investment income	0.53	1.00	0.54	0.68	0.65	0.97[7]
Portfolio turnover (%)	70	68	54	78	147	100

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Semiannual report | Core Equity Fund	23

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Core Equity Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events

24	Core Equity Fund | Semiannual report

that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$208,118,069	—

Level 2 — Other Significant Observable Inputs	1,084,000	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$209,202,069	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Semiannual report | Core Equity Fund	25

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the

26	Core Equity Fund | Semiannual report

JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral). The Fund had no securities lending balances on June 30, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $22,394,747 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: December 31, 2008 —$1,933,874, December 31, 2009 — $1,933,874 and December 31, 2011 — $18,526,999. Availability of a certain amount of these loss carryforwards, which were acquired on June 7, 2002, in a merger with John Hancock Core Growth Fund and John Hancock Core Value Fund, may be limited in a given year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There was no distribution during the year ended December 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits,

Semiannual report | Core Equity Fund	27

if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and other

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $750,000,000. The effective rate for the period ended is 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Independence Investments LLC. The Fund is not responsible for payment of the subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds did not receive net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $39,745 for Class B shares and $644 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of John Hancock Life Insurance Company. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Effective May 1, 2007, Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.25% of each respective class’s average daily net asset value until April 30, 2008. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $85,767 for the period ended June 30, 2008. Signature Services terminated this agreement on April 30, 2008.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket

28	Core Equity Fund | Semiannual report

expenses were reduced by $7,639 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$283,524	$256,373
Class B	81,425	243,610
Class C	16,611	50,253
Class I	7	—
Total	$381,567	$550,236

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $12,318 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,165,438	$40,633,395	361,136	$11,417,187
Repurchased	(1,527,563)	(53,517,439)	(610,826)	(19,328,243)
Net decrease	(362,125)	($12,884,044)	(249,690)	($7,911,056)

Class B shares

Sold	155,147	$5,041,241	70,984	$2,082,565
Repurchased	(1,478,426)	(47,962,580)	(465,046)	(13,606,884)
Net decrease	(1,323,279)	($42,921,339)	(394,062)	($11,524,319)

Class C shares

Sold	51,194	$1,654,212	31,209	$918,802
Repurchased	(122,007)	(3,963,845)	(62,361)	(1,834,635)
Net decrease	(70,813)	($2,309,633)	(31,152)	($915,833)

Class I shares

Sold	700	$24,766	80	$2,623
Repurchased	(250)	(8,670)	(3)	(111)
Net increase	450	$16,096	77	$2,512

Net decrease	(1,755,767)	($58,098,920)	(674,827)	($20,348,696)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Semiannual report | Core Equity Fund	29

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $231,122,667 and $250,869,067, respectively.

Note 6
Subsequent event

On June 10, 2008, the Trustees of the Fund voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund into John Hancock Rainier Growth Fund (Rainier Growth Fund), another fund within the John Hancock Funds Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on September 24, 2008, the Fund would transfer all of its assets and liabilities to the Rainier Growth Fund in a tax-free exchange for shares of equal value of the Rainier Growth Fund. Further information regarding the proposed reorganization is contained in a proxy statement and prospectus mailed to the Fund’s shareholders on or about July 31, 2008.

30	Core Equity Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and Sub-
Advisory Agreement: John Hancock
Core Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Independence Investment LLC (the Subadviser) for the John Hancock Core Equity Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 5-6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Core Equity Fund	31

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance of the Fund during the 1-, 3-, 5- and 10-year periods was lower than the Category median and its benchmark index, the Russell 1000 Index. The Board also noted that the performance of the Fund during the 1-year period was lower than the Peer Group median but generally in line with the Peer Group median for the 3-, 5- and 10-year periods. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and discussed with the Board additional measures that had been taken with the objective of improving performance. The Adviser discussed new proposals designed to address the Fund’s underperformance.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Category and not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Peer Group and Category. The Board noted that the most significant contributor to such difference was the Fund’s miscellaneous fees.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

32	Core Equity Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Core Equity Fund	33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	K&L Gates LLP
One Lincoln Street
President and	Subadviser	Boston, MA 02111-2950
Chief Executive Officer	Independence Investments LLC
160 Federal Street
Thomas M. Kinzler	Boston, MA 02110
Secretary and Chief Legal Officer
Principal distributor
Francis V. Knox, Jr.	John Hancock Funds, LLC
Chief Compliance Officer	601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

34	Core Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Core Equity Fund.	250SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Global Leaders Growth Fund

Semiannual Report
6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	9-29-95	–11.76%	1.75%	1.32%	—	–15.01%	–11.76%	9.06%	14.02%	—

B	5-20-02	–12.21	1.67	—	–0.12%	–15.31	–12.21	8.61	—	–0.70%

C	5-20-02	–8.70	2.04	—	–0.12	–11.75	–8.70	10.61	—	–0.70

I1	5-20-02	–6.67	3.26	—	1.06	–10.31	–6.67	17.42	—	6.64

R1[1]	8-5-03	–7.75	—	—	2.78	–11.12	–7.75	—	—	14.40

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.32%, Class B — 2.07%, Class C — 2.07%, Class I — 0.88%, Class R1 — 1.63%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund's Class I and Class R1 share prospectuses.

6	U.S. Global Leaders Growth Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Global Leaders Growth Fund Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index and the Russell 1000 Growth Index.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	5-20-02	$9,930	$9,930	$13,121	$12,837

C2	5-20-02	9,930	9,930	13,121	12,837

I3	5-20-02	10,664	10,664	13,121	12,837

R1[3]	8-5-03	11,440	11,440	14,527	14,266

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund's Class I and Class R1 share prospectuses.

Semiannual report | U.S. Global Leaders Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$894.80	$6.17

Class B	1,000.00	891.50	9.69

Class C	1,000.00	891.50	9.69

Class I	1,000.00	896.90	4.01

Class R1	1,000.00	888.80	8.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period 6-30-08[1]

Class A	$1,000.00	$1,018.30	$6.57

Class B	1,000.00	1,014.70	10.32

Class C	1,000.00	1,014.70	10.32

Class I	1,000.00	1,020.60	4.27

Class R1	1,000.00	1,015.40	9.52

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.06%, 0.85% and 1.90% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund	9

Portfolio summary

Top 10 holdings[1]

Medtronic, Inc.	6.1%	Teva Pharmaceutical
		Industries Ltd.	4.4%
Genzyme Corp.	5.7%
		QUALCOMM, Inc.	4.2%
Electronic Arts, Inc.	5.7%
		Automatic Data Processing, Inc.	4.2%
Staples, Inc.	5.0%
		Microsoft Corp.	4.1%
Procter & Gamble Co.	4.9%

Coca-Cola Co.	4.5%

Sector distribution[1,2]

Information technology	31%	Financials	7%

Consumer staples	21%	Industrials	6%

Health care	20%	Materials	2%

Consumer discretionary	13%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.88%		$960,438,381

(Cost $871,295,898)
Air Freight & Logistics 2.55%		24,503,690

FedEx Corp.	311,000	24,503,690
Application Software 3.07%		29,546,370

SAP AG, ADR (L)	567,000	29,546,370
Asset Management & Custody Banks 3.91%		37,597,325

State Street Corp.	587,550	37,597,325
Biotechnology 5.75%		55,340,168

Genzyme Corp. (I)	768,400	55,340,168
Communications Equipment 4.23%		40,643,146

Nortel Networks Corp. (I)	13,522	111,151

QUALCOMM, Inc.	913,500	40,531,995
Computer Hardware 2.54%		24,446,240

Apple, Inc. (I)	146,000	24,446,240
Consumer Finance 2.82%		27,122,400

American Express Co.	720,000	27,122,400
Data Processing & Outsourced Services 4.21%		40,511,015

Automatic Data Processing, Inc.	966,850	40,511,015
Drug Retail 1.98%		19,002,095

Walgreen Co.	584,500	19,002,095
Food Distributors 3.24%		31,135,818

SYSCO Corp.	1,131,800	31,135,818
Health Care Distributors 1.03%		9,953,010

Henry Schein, Inc. (I)	193,000	9,953,010
Health Care Equipment 9.29%		89,311,320

Medtronic, Inc.	1,133,426	58,654,795

Zimmer Holdings, Inc. (I)	450,500	30,656,525
Home Entertainment Software 5.72%		54,991,011

Electronic Arts, Inc. (I)	1,237,700	54,991,011
Home Improvement Retail 3.15%		30,274,250

Lowe’s Cos., Inc.	1,459,000	30,274,250

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value
Household Products 4.93%			$47,377,193

Procter & Gamble Co.		779,102	47,377,193
Hypermarkets & Super Centers 2.15%			20,712,342

Costco Wholesale Corp.		295,300	20,712,342
Industrial Conglomerates 3.02%			29,006,692

General Electric Co.		1,086,800	29,006,692
Internet Retail 2.81%			27,058,770

Amazon.com, Inc. (I)		369,000	27,058,770
Internet Software & Services 6.88%			66,153,111

eBay, Inc. (I)		1,017,900	27,819,207

Google, Inc. (Class A) (I)		72,820	38,333,904
Pharmaceuticals 4.36%			41,934,480

Teva Pharmaceutical Industries Ltd., ADR		915,600	41,934,480
Restaurants 2.22%			21,388,142

Starbucks Corp. (I)		1,358,840	21,388,142
Soft Drinks 8.67%			83,332,357

Coca-Cola Co.		840,400	43,683,992

PepsiCo, Inc.		623,500	39,648,365
Specialty Chemicals 2.20%			21,129,585

Ecolab, Inc.		491,500	21,129,585
Specialty Stores 5.01%			48,154,004

Staples, Inc.		2,027,537	48,154,004
Systems Software 4.14%			39,813,847

Microsoft Corp.		1,447,250	39,813,847

	Interest
Issuer, description, maturity	rate	Shares	Value

Short-term investments 3.17%			$30,536,352
(Cost $30,536,352)
Cash Equivalents 3.17%			30,536,352

John Hancock Cash Investment Trust (T)(W)	2.5657% (Y)	30,536,352	30,536,352

Total investments (Cost $901,832,250)† 103.05%			$990,974,733

Other assets and liabilities, net (3.05%)			($29,349,296)

Total net assets 100.00%			$961,625,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

12	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $906,739,688. Net unrealized appreciation aggregated $84,235,045, of which $146,325,082 related to appreciated investment securities and $62,090,037 related to depreciated investment securities.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $871,295,898) including
$29,937,600 of securities loaned (Note 2)	$960,438,381
Investments in affiliated issuers, at value (Cost $30,536,352)	30,536,352

Total investments, at value (Cost $901,832,250)	990,974,733
Receivable for investments sold	7,270,655
Receivable for shares sold	1,275,048
Dividends and interest receivable	1,288,447
Receivable from affiliates	45,951
Other assets	9,325

Total assets	1,000,864,159

Liabilities

Due to custodian	726,057
Payable for investments purchased	2,796,387
Payable for shares repurchased	3,608,587
Payable upon return of securities loaned (Note 2)	30,536,352
Payable to affiliates
Management fees	625,153
Distribution and service fees	305,019
Transfer agent fees	333,025
Other	27,613
Other payables and accrued expenses	280,529

Total liabilities	39,238,722

Net assets

Capital paid-in	876,176,903
Accumulated net realized loss on investments	(4,309,615)
Net unrealized appreciation of investments	89,142,483
Accumulated net investment income	615,666

Net assets	$961,625,437

Net asset value per share

Based on net asset values and shares outstanding —the Fund has an unlimited number of shares authorized with no par value
Class A ($776,511,952 ÷ 30,132,591 shares)	$25.77
Class B ($79,926,228 ÷ 3,244,403 shares)[1]	$24.64
Class C ($82,899,457 ÷ 3,364,663 shares)[1]	$24.64
Class I ($19,491,166 ÷ 739,672 shares)	$26.35
Class R1 ($2,796,634 ÷ 110,413 shares)	$25.33

Maximum offering price per share

Class A ($25.77 ÷ 95%)[2]	$27.13

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $112,221)	$8,019,275
Securities lending	180,484
Income from affiliated issuers	80,341
Interest	72,161

Total investment income	8,352,261

Expenses

Investment management fees (Note 3)	4,039,751
Distribution and service fees (Note 3)	2,035,717
Transfer agent fees (Note 3)	1,530,000
Accounting and legal services fees (Note 3)	63,707
Custodian fees	101,857
Printing fees	100,208
Blue sky fees	95,752
Trustees’ fees	36,510
Professional fees	22,941
Miscellaneous	23,407

Total expenses	8,049,850
Less expense reductions (Note 3)	(346,668)

Net expenses	7,703,182

Net investment income	649,079

Realized and unrealized gain (loss)

Net investment gain on investments	4,004,799

4,004,799
Change in net unrealized appreciation (depreciation) of investments	(127,941,370)

(127,941,370)

Net realized and unrealized loss	(123,936,571)

Decrease in net assets from operations	($123,287,492)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($576,956)	$649,079
Net realized gain	83,713,573	4,004,799
Change in net unrealized appreciation (depreciation)	(36,267,593)	(127,941,370)

Increase (decrease) in net assets resulting from operations	46,869,024	(123,287,492)

Distributions to shareholders
From net realized gain
Class A	(38,392,578)	—
Class B	(4,258,299)	—
Class C	(4,531,561)	—
Class I	(251,102)	—
Class R1	(123,445)	—
	(47,556,985)	—
From Fund share transactions (Note 4)	(369,050,878)	(167,517,656)

Total decrease	(369,738,839)	(290,805,148)

Net assets

Beginning of period	1,622,169,424	1,252,430,585

End of period[2]	$1,252,430,585	$961,625,437

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes net investment income (loss) of ($33,413) and $615,666, respectively.

See notes to financial statements

16	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$21.57	$25.72	$27.84	$28.44	$28.85	$28.80
Net investment income (loss)[2]	—[3]	0.15	(0.04)	—[3]	0.03	0.03
Net realized and unrealized gain
(loss) on investments	4.15	2.04	0.64	0.41	1.04	(3.06)
Total from investment operations	4.15	2.19	0.60	0.41	1.07	(3.03)
Less distributions
From net realized gain	—	(0.07)	—	—	(1.12)	—
Net asset value, end of period	$25.72	$27.84	$28.44	$28.85	$28.80	$25.77
Total return (%)[4]	19.24[5]	8.51	2.16[5]	1.44[5]	3.67[5]	(10.52)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$392	$893	$1,271	$1,263	$1,022	$777
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.36	1.32	1.33	1.32	1.32	1.37[7]
Expenses net of all fee waivers, if any	1.35	1.32	1.28	1.28	1.27	1.31[7]
Expenses net of all fee waivers
and credits	1.35	1.32	1.28	1.28	1.27	1.31[7]
Net investment income (loss)	(0.02)	0.57	(0.14)	—[8]	0.10	0.24[7]
Portfolio Turnover (%)	15	16	28	34	27	26

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Less than 0.01%.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$21.47	$25.41	$27.36	$27.75	$27.94	$27.64
Net investment loss[2]	(0.18)	(0.05)	(0.24)	(0.20)	(0.18)	(0.07)
Net realized and unrealized gain
(loss) on investments	4.12	2.00	0.63	0.39	1.00	(2.93)
Total from investment operations	3.94	1.95	0.39	0.19	0.82	(3.00)
Less distributions
From net realized gain	—	—	—	—	(1.12)	—
Net asset value, end of period	$25.41	$27.36	$27.75	$27.94	$27.64	$24.64
Total return (%)[3]	18.35[4]	7.67	1.43[4]	0.68[4]	2.90[4]	(10.85)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$164	$208	$218	$151	$107	$80
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.11	2.07	2.08	2.07	2.07	2.12[6]
Expenses net of all fee waivers, if any	2.10	2.07	2.03	2.03	2.02	2.06[6]
Expenses net of all fee waivers
and credits	2.10	2.07	2.03	2.03	2.02	2.06[6]
Net investment loss	(0.77)	(0.21)	(0.88)	(0.75)	(0.65)	(0.52)[6]
Portfolio turnover (%)	15	16	28	34	27	26

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

18	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$21.47	$25.41	$27.36	$27.75	$27.94	$27.64
Net investment loss[2]	(0.18)	(0.04)	(0.24)	(0.20)	(0.18)	(0.07)
Net realized and unrealized gain
(loss) on investments	4.12	1.99	0.63	0.39	1.00	(2.93)
Total from investment operations	3.94	1.95	0.39	0.19	0.82	(3.00)
Less distributions
From net realized gain	—	—	—	—	(1.12)	—
Net asset value, end of period	$25.41	$27.36	$27.75	$27.94	$27.64	$24.64
Total return (%)[3]	18.35[4]	7.67	1.43[4]	0.68[4]	2.90[4]	(10.85)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$160	$246	$284	$186	$114	$83
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.11	2.07	2.08	2.07	2.07	2.12[6]
Expenses net of all fee waivers, if any	2.10	2.07	2.03	2.03	2.02	2.06[6]
Expenses net of all fee waivers
and credits	2.10	2.07	2.03	2.03	2.02	2.06[6]
Net investment loss	(0.77)	(0.17)	(0.88)	(0.75)	(0.65)	(0.51)[6]
Portfolio Turnover (%)	15	16	28	34	27	26

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]

Per share operating performance

Net asset value, beginning of period	$21.60	$25.87	$28.00	$28.74	$29.28	$29.38
Net investment income[2]	0.10	0.25	0.08	0.12	0.16	0.11
Net realized and unrealized gain
(loss) on investments	4.17	2.06	0.66	0.42	1.06	(3.14)
Total from investment operations	4.27	2.31	0.74	0.54	1.22	(3.03)
Less distributions
From net realized gain	—	(0.18)	—	—	(1.12)	—
Net asset value, end of period	$25.87	$28.00	$28.74	$29.28	$29.38	$26.35
Total return (%)[3]	19.77	8.94	2.64[4]	1.88[4]	4.13[4]	(10.31)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$8	$13	$18	$7	$19
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.90	0.90	0.90	0.87	0.88	0.89[6]
Expenses net of all fee waivers, if any	0.90	0.90	0.85	0.84	0.84	0.85[6]
Expenses net of all fee waivers
and credits	0.90	0.90	0.85	0.84	0.84	0.85[6]
Net investment income	0.43	0.94	0.30	0.43	0.54	0.81[6]
Portfolio turnover (%)	15	16	28	34	27	26

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

20	U.S. Global Leaders Growth Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$23.02	$25.68	$27.77	$28.35	$28.63	$28.50
Net investment income (loss)[3]	(0.04)	0.16	(0.12)	(0.12)	(0.06)	(0.05)
Net realized and unrealized gain
(loss) on investments	2.70	1.95	0.70	0.40	1.05	(3.12)
Total from investment operations	2.66	2.11	0.58	0.28	0.99	(3.17)
Less distributions
From net realized gain	—	(0.02)	—	—	(1.12)	—
Net asset value, end of period	$25.68	$27.77	$28.35	$28.63	$28.50	$25.33
Total return (%)[4]	11.56[5]	8.20	2.09[6]	0.99[6]	3.43[6]	(11.12)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	$2	$5	$6	$3	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.75[8]	1.53	1.59	1.73	1.63	1.94[8]
Expenses net of all fee waivers, if any	1.75[8]	1.53	1.54	1.70	1.59	1.90[8]
Expenses net of all fee waivers
and credits	1.75[8]	1.53	1.54	1.70	1.59	1.90[8]
Net investment income	(0.42)[8]	0.60	(0.42)	(0.42)	(0.21)	(0.34)[8]
Portfolio Turnover (%)	15	16	28	34	27	26

1 Class R1 shares began operations on 8-5-03.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | U.S. Global Leaders Growth Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a non-diversified series of John Hancock Capital Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of

22	U.S. Global Leaders Growth Fund | Semiannual report

such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjust ment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situ ations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$990,974,733	—

Level 2 — Other Significant Observable Inputs	—	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$990,974,733	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Semiannual report | U.S. Global Leaders Growth Fund	23

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary

24	U.S. Global Leaders Growth Fund | Semiannual report

borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,235,648 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: December 31, 2008 — $6,617,824 and December 31, 2009 — $6,617,824. Availability of a certain amount of the loss carryforwards, which were acquired on April 8, 2005, in a merger with John Hancock Large Cap Growth Fund, may be limited in a given year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: long-term capital gain $47,556,985. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net asset value, (b) 0.70% of the next $3,000,000,000 and (c) 0.65% in excess of $5,000,000,000. The effective rate for the period ended June 30, 2008 is 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Sustainable

Semiannual report | U.S. Global Leaders Growth Fund	25

Growth Advisers, . The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding transfer agent fees and distribution and service fees, to 0.79% of the Fund’s average daily net asset value, on an annual basis, and net operating expenses on Class A, Class B and Class C to 1.31%, 2.06% and 2.06%, respectively, of each class’ average daily net asset value, at least until April 30, 2008. These caps expired on April 30, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $228,929. There were no class-specific total expense reductions during the six months ended June 30, 2008. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $88,602 with regard to sales of Class A shares. Of this amount, $12,584 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $56,164 was paid as sales commissions to unrelated broker-dealers and $19,854 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $148,861 for Class B shares and $4,364 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04%, and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.28% of each respective class’s average daily net asset value until April 30, 2008. These caps expired on April 30, 2008. Accordingly, the transfer

26	U.S. Global Leaders Growth Fund | Semiannual report

agent expense for Class A, Class B and Class C shares was reduced by $87,408 for the period ended June 30, 2008.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $30,331 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,253,100	$1,085,828
Class B	133,948	460,109
Class C	133,352	479,197
Class I	4,499	—
Class R1	5,101	10,583
Total	$1,530,000	$2,035,717

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $63,707 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | U.S. Global Leaders Growth Fund	27

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,354,984	$302,892,029	5,790,132	$158,016,132
Distributions reinvested	1,236,841	36,029,184	—	—
Repurchased	(19,881,793)	(579,961,051)	(11,130,689)	(303,995,755)
Net decrease	(8,289,968)	($241,039,838)	(5,340,557)	($145,979,623)

Class B shares

Sold	247,878	$6,989,908	80,803	$2,117,221
Distributions reinvested	140,833	3,937,681	—	—
Repurchased	(1,903,776)	(53,703,289)	(717,460)	(18,745,628)
Net decrease	(1,515,065)	($42,775,700)	(636,657)	($16,628,407)

Class C shares

Sold	395,178	$11,156,071	99,160	$2,596,582
Distributions reinvested	150,235	4,200,573	—	—
Repurchased	(3,062,987)	(86,312,659)	(856,500)	(22,436,112)
Net decrease	(2,517,574)	($70,956,015)	(757,340)	($19,839,530)

Class I shares

Sold	152,386	$4,518,555	635,822	$18,055,721
Distributions reinvested	7,933	235,616	—	—
Repurchased	(542,250)	(16,369,985)	(121,337)	(3,373,245)
Net increase (decrease)	(381,931)	($11,615,814)	514,485	$14,682,476

Class R1 shares

Sold	46,967	$1,350,194	26,197	$698,252
Distributions reinvested	4,297	123,445	—	—
Repurchased	(142,504)	(4,137,150)	(16,666)	(450,824)
Net increase (decrease)	(91,240)	($2,663,511)	9,531	$247,428

Net decrease	(12,795,778)	($369,050,878)	(6,210,538)	($167,517,656)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $284,968,391 and $443,446,818, respectively.

28	U.S. Global Leaders Growth Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock U.S. Global
Leaders Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Sustainable Growth Advisers, LP (the Subadviser) for the John Hancock U.S. Global Leaders Growth Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | U.S. Global Leaders Growth Fund	29

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of the Category median, and one of its benchmark indices, the Standard & Poor’s 500 Index. The Board noted that the Fund’s performance during the 1-, 3- and 5-year periods was lower than the performance of its other benchmark index, the Russell 100 Growth Index, but was higher than the performance of the benchmark index during the 10-year period. The Board viewed favorably that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group median. The Board continues to have concerns that the Fund’s performance for more recent periods was lower than the performance of the Peer Group and Category medians. Because of the underperformance for more recent periods, the Board made further inquiry of the Adviser and Subadviser.

The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s investment mandates. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style. The Adviser also presented updated performance analysis to the Board, which showed improved performance.

The Board was satisfied that the Subadviser and Adviser appreciated its concerns, had satisfactorily explained the Fund’s underperformance and were diligently pursuing the Fund’s investment objective consistent with its investment strategy and style. The Board viewed favorably the Fund’s longer-term performance and noted times in the Fund’s history in which it outperformed comparable funds.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group but equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for

30	U.S. Global Leaders Growth Fund | Semiannual report

accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median, but not appreciably higher than the Peer Group median. The Board noted that, although contractual fee waiver arrangements had expired, the Adviser voluntarily agreed to limit certain expenses. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship

Semiannual report | U.S. Global Leaders Growth Fund	31

with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

32	U.S. Global Leaders Growth Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James F. Carlin, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
William H. Cunningham	Gordon M. Shone	Boston, MA 02210-2805
Charles L. Ladner*	Treasurer
Dr. John A. Moore*
Patti McGill Peterson*	John G. Vrysen	Custodian
Steven R. Pruchansky	Chief Operating Officer	The Bank of New York Mellon
*Members of the Audit Committee		One Wall Street
†Non-Independent Trustee	Investment adviser	New York, NY 10286
John Hancock Advisers, LLC
Officers	601 Congress Street
Keith F. Hartstein	Boston, MA 02210-2805	Transfer agent
President and		John Hancock Signature
Chief Executive Officer	Subadviser	Services, Inc.
Thomas M. Kinzler	Sustainable Growth	P.O. Box 9510
Secretary and Chief Legal Officer	Advisers, LP	Portsmouth, NH 03802-9510
3 Stamford Plaza
Francis V. Knox, Jr.	301 Tresser Boulevard,	Legal counsel
Chief Compliance Officer	Suite 1310	K&L Gates LLP
	Stamford, CT 06901	One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | U.S. Global Leaders Growth Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	260SA	6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		8/08

John Hancock

Classic Value Fund II

Semiannual Report

6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	7-7-06	–37.64%	—	—	–13.73%	–24.07%	–37.64%	—	—	–25.36%

B	7-7-06	–38.14	—	—	–14.14	–24.39	–38.14	—	—	–26.07

C	7-7-06	–35.55	—	—	–12.14	–21.29	–35.55	—	—	–22.62

I1	7-7-06	–34.16	—	—	–11.13	–19.96	–34.16	—	—	–20.84

R1[1]	7-7-06	–33.81	—	—	–11.22	–20.41	–33.81	—	—	–20.99

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2009. The net expenses are as follows: Class A — 1.32%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.46%. For the other classes, the net expenses equal the gross expenses and are as follows: Class B — 2.07%, Class C — 2.07%, Class I — 0.94%, Class R1 — 1.57%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	Classic Value Fund II | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Fund II Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index

B	7-7-06	$7,738	$7,393	$9,862

C2	7-7-06	7,738	7,738	9,862

I3	7-7-06	7,916	7,916	9,862

R1[3]	7-7-06	7,901	7,901	9,862

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Classic Value Fund II	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period on 6-30-08[1]

Class A	$1,000.00	$799.40	$5.91

Class B	1,000.00	795.90	9.24

Class C	1,000.00	795.00	9.24

Class I	1,000.00	800.40	4.21

Class R1	1,000.00	795.90	8.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund II | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period on 6-30-08[1]

Class A	$1,000.00	$1,018.30	$6.62

Class B	1,000.00	1,014.60	10.37

Class C	1,000.00	1,014.60	10.37

Class I	1,000.00	1,020.20	4.72

Class R1	1,000.00	1,015.90	9.02

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.07%, 0.94% and 1.80% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Classic Value Fund II	9

Portfolio summary

Top 10 holdings[1]

Alcatel-Lucent	5.2%	Northrop Grumman Corp.	2.9%

Citigroup, Inc.	3.8%	Capital One Financial Corp.	2.9%

Federal Home Loan Mortgage Corp.	3.5%	Allstate Corp.	2.7%

Johnson & Johnson	3.3%	CA, Inc.	2.7%

Mitsubishi UFJ Financial Group, Inc.	3.2%	Morgan Stanley	2.5%

Sector distribution[1,2]

Financials	38%	Industrials	5%

Health care	17%	Consumer staples	4%

Consumer discretionary	15%	Energy	2%

Information technology	9%	Utilities	2%

Telecommunication services	6%	Other	2%

Country diversification[1]

United States	76%

Japan	7%

France	5%

Netherlands	3%

Switzerland	2%

Other	7%

1As a percentage of net assets on June 30, 2008.

2Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Fund II | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.67%		$70,395,184

(Cost $99,820,150)

Aerospace & Defense 4.44%		3,165,190

L-3 Communications Holdings, Inc.	12,175	1,106,342

Northrop Grumman Corp.	30,775	2,058,848

Apparel Retail 1.76%		1,256,440

TJX Cos., Inc.	39,925	1,256,440

Application Software 0.82%		582,416

Intuit, Inc. (I)	21,125	582,416

Auto Parts & Equipment 2.02%		1,443,975

Magna International, Inc. (Class A)	24,375	1,443,975

Biotechnology 1.53%		1,090,575

Amgen, Inc. (I)	23,125	1,090,575

Broadcasting & Cable TV 0.38%		271,886

CBS Corp. (Class B)	13,950	271,886

Communications Equipment 5.16%		3,682,401

Alcatel-Lucent, ADR (I)	609,669	3,682,401

Consumer Finance 3.08%		2,198,331

Capital One Financial Corp.	54,150	2,058,242

Discover Financial Services	10,637	140,089

Data Processing & Outsourced Services 0.96%		684,977

Computer Sciences Corp. (I)	9,399	440,249

Western Union Co.	9,900	244,728

Department Stores 3.23%		2,304,767

J.C. Penney Co., Inc.	32,175	1,167,631

Kohl’s Corp.	28,400	1,137,136

Diversified Banks 6.92%		4,938,311

Comerica, Inc.	11,450	293,463

Mitsubishi UFJ Financial Group, Inc.	259,300	2,297,889

Sumitomo Mitsui Financial Group, Inc.	231	1,738,183

Wachovia Corp.	39,200	608,776

Diversified Capital Markets 2.16%		1,539,344

UBS AG (I)	73,345	1,539,344

See notes to financial statements

Semiannual report | Classic Value Fund II	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Diversified Financial Services 9.12%		$6,508,797

Bank of America Corp.	55,800	1,331,946

Citigroup, Inc.	162,325	2,720,567

ING Groep NV	44,800	1,428,699

JPMorgan Chase & Co.	29,950	1,027,585

Electric Utilities 1.55%		1,108,681

Korea Electric Power Corp.	37,715	1,108,681

Electronic Manufacturing Services 0.39%		276,459

Tyco Electronics, Ltd.	7,718	276,459

Health Care Distributors 6.41%		4,573,758

AmerisourceBergen Corp.	44,075	1,762,559

Johnson & Johnson	36,350	2,338,759

McKesson Corp.	8,450	472,440

Health Care Equipment 2.78%		1,986,567

Boston Scientific Corp. (I)	66,300	814,827

Covidien, Ltd.	7,718	369,615

Medtronic, Inc.	15,500	802,125

Home Improvement Retail 4.06%		2,896,881

Home Depot, Inc.	63,600	1,489,512

Lowe’s Cos., Inc.	67,825	1,407,369

Homefurnishing Retail 1.74%		1,243,425

Bed Bath & Beyond, Inc. (I)	44,250	1,243,425

Household Products 0.91%		647,118

Kimberly-Clark Corp.	10,825	647,118

Hypermarkets & Super Centers 1.07%		761,510

Wal-Mart Stores, Inc.	13,550	761,510

Industrial Conglomerates 0.43%		309,029

Tyco International, Ltd.	7,718	309,029

Integrated Oil & Gas 2.20%		1,567,254

BP PLC, ADR	3,250	226,103

Chevron Corp.	4,750	470,867

Exxon Mobil Corp.	9,875	870,284

Integrated Telecommunication Services 0.95%		676,327

AT&T, Inc.	20,075	676,327

Investment Banking & Brokerage 4.07%		2,902,394

Lehman Brothers Holdings, Inc.	56,200	1,113,322

Morgan Stanley	49,600	1,789,072

Life & Health Insurance 1.34%		956,340

Aegon NV	44,511	589,588

MetLife, Inc.	6,950	366,752

Movies & Entertainment 1.53%		1,093,332

Viacom, Inc. (Class B) (I)	35,800	1,093,332

See notes to financial statements

12	Classic Value Fund II | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Multi-Line Insurance 0.37%		$260,631

American International Group, Inc.	9,850	260,631

Multi-Utilities 2.11%		1,507,215

Sempra Energy	26,700	1,507,215

Office Electronics 0.96%		685,671

Ricoh Co., Ltd.	38,000	685,671

Packaged Foods & Meats 1.74%		1,241,877

Kraft Foods, Inc.	34,200	972,990

Sara Lee Corp.	21,950	268,887

Pharmaceuticals 5.92%		4,220,546

Bristol-Myers Squibb Co.	67,825	1,392,447

Lilly (Eli) & Co.	11,750	542,380

Pfizer, Inc.	63,325	1,106,288

Schering-Plough Corp.	59,900	1,179,431

Property & Casualty Insurance 4.33%		3,088,478

ACE, Ltd.	7,025	387,007

Allstate Corp.	42,375	1,931,876

Chubb Corp.	7,900	387,179

XL Capital, Ltd. (Class A)	18,600	382,416

Systems Software 6.04%		4,306,939

CA, Inc.	82,225	1,898,575

Microsoft Corp.	58,900	1,620,339

Oracle Corp. (I)	37,525	788,025

Thrifts & Mortgage Finance 6.19%		4,417,342

Federal Home Loan Mortgage Corp.	150,700	2,471,480

Federal National Mortgage Association	89,250	1,741,267

Washington Mutual, Inc. (L)	41,500	204,595

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 1.38%		$986,694

(Cost $986,694)
Joint Repurchase Agreement 1.10%		784,000

Joint Repurchase Agreement with Bank of America
Corp. dated 6-30-08 at 1.50% to be repurchased at
$784,033 on 7-1-08, collateralized by $642,318 U.S.
Treasury Inflation Indexed Note 1.875% on 7-15-13
(valued at $799,680 including interest).	$784	784,000

See notes to financial statements

Semiannual report | Classic Value Fund II	13

F I N A N C I A L  S T A T E M E N T S

	Interest
Issuer	rate	Shares	Value

Cash Equivalents 0.28%			$202,694

John Hancock Cash Investment Trust (T)(W)	2.5657% (Y)	202,694	202,694

Total investments (Cost $100,806,844)† 100.05%			$71,381,878

Other assets and liabilities, net (0.05%)			($37,862)

Total net assets 100.00%			$71,344,016

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of June 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $101,226,754. Net unrealized depreciation aggregated $29,844,876, of which $1,582,356 related to appreciated investment securities and $31,427,232 related to depreciated investment securities.

See notes to financial statements

14	Classic Value Fund II | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $100,604,150)
including $198,720 of securities loaned (Note 2)	$71,179,184
Investments in affiliated issuers, at value (Cost $202,694)	202,694

Total investments, at value (Cost $100,806,844)	71,381,878
Foreign currency at value (Cost $45,928)	45,919
Cash	156
Receivable for shares sold	362,039
Dividends and interest receivable	63,429
Receivable from affiliates	1,382
Other assets	125,824

Total assets	71,980,627

Liabilities

Payable for shares repurchased	209,957
Payable upon return of securities loaned (Note 2)	202,694
Payable for forward foreign currency exchange contracts (Note 2)	103
Payable to affiliates
Management fees	52,157
Distribution and service fees	29,466
Other	46,509
Other payables and accrued expenses	95,725

Total liabilities	636,611

Net assets

Capital paid-in	111,410,218
Accumulated net realized loss on investments and foreign currency transactions	(11,158,929)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(29,425,078)
Accumulated net investment income	517,805

Net assets	$71,344,016

See notes to financial statements

Semiannual report | Classic Value Fund II	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 6-30-08 (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($39,300,935 ÷ 5,086,754 shares)	$7.73
Class B ($5,220,726 ÷ 679,653 shares)[1]	$7.68
Class C ($18,299,275 ÷ 2,381,563 shares)[1]	$7.68
Class I ($8,359,852 ÷ 1,080,418 shares)	$7.74
Class R1 ($163,228 ÷ 20,915 shares)	$7.80

Maximum offering price per share

Class A ($7.73 ÷ 95%)[2]	$8.14

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Classic Value Fund II | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $25,670)	$1,217,439
Interest	6,450
Securities lending	503
Income from affiliated issuers	239

Total investment income	1,224,631

Expenses

Investment management fees (Note 3)	369,236
Distribution and service fees (Note 3)	219,205
Transfer agent fees (Note 3)	107,758
Accounting and legal services fees (Note 3)	4,915
Blue sky fees	43,944
Printing fees	27,952
Custodian fees	19,499
Professional fees	13,736
Trustees’ fees	2,117
Miscellaneous	7,263

Total expenses	815,625
Less expense reductions (Note 3)	(108,799)

Net expenses	706,826

Net investment income	517,805

Realized and unrealized gain (loss)

Net realized loss on
Investments	(10,398,166)
Foreign currency transactions	(24,464)
(10,422,630)
Change in net unrealized appreciation (depreciation) of
Investments	(10,461,722)
Translation of assets and liabilities in foreign currencies	(112)
(10,461,834)
Net realized and unrealized loss	(20,884,464)

Decrease in net assets from operations	($20,366,659)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

Semiannual report | Classic Value Fund II	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$1,099,237	$517,805
Net realized loss	(728,248)	(10,422,630)
Change in net unrealized appreciation (depreciation)	(22,153,376)	(10,461,834)

Decrease in net assets resulting from operations	(21,782,387)	(20,366,659)

Distributions to shareholders
From net investment income
Class A	(741,831)	—
Class B	(30,221)	—
Class C	(114,768)	—
Class I	(177,086)	—
Class R1	(1,175)	—
From net realized gain
Class A	(115,384)	—
Class B	(15,346)	—
Class C	(58,279)	—
Class I	(20,380)	—
Class R1	(238)	—
	(1,274,708)	—
From Fund share transactions (Note 4)	78,718,688	(28,197,882)

Total increase (decrease)	55,661,593	(48,564,541)

Net assets

Beginning of period	64,246,964	119,908,557

End of period[2]	$119,908,557	$71,344,016

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment income of $0 and $517,805, respectively.

See notes to financial statements

18	Classic Value Fund II | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.39	$9.67
Net investment income[3]	0.03	0.12	0.06
Net realized and unrealized gain
(loss) on investments	1.40	(1.71)	(2.00)
Total from investment operations	1.43	(1.59)	(1.94)
Less distributions
From net investment income	(0.01)	(0.11)	—
From net realized gain	(0.03)	(0.02)	—
Total distributions	(0.04)	(0.13)	—
Net asset value, end of period	$11.39	$9.67	$7.73
Total return (%)[4,5]	14.29[6]	(13.97)	(20.06)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$39	$65	$39
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.24[7]	1.46	1.56[7]
Expenses net of all fee waivers, if any	1.30[7]	1.32	1.32[7]
Expenses net of all fee waivers and credits	1.30[7]	1.32	1.32[7]
Net investment income	0.63[7]	1.04	1.34[7]
Portfolio turnover (%)	12	52	16

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Classic Value Fund II	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.36	$9.65
Net investment income (loss)[3]	(0.01)	0.03	0.03
Net realized and unrealized gain
(loss) on investments	1.40	(1.69)	(2.00)
Total from investment operations	1.39	(1.66)	(1.97)
Less distributions
From net investment income	—	(0.03)	—
From net realized gain	(0.03)	(0.02)	—
Total distributions	(0.03)	(0.05)	—
Net asset value, end of period	$11.36	$9.65	$7.68
Total return (%)[4,5]	13.86[6]	(14.60)	(20.41)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$8	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.99[7]	2.07	2.31[7]
Expenses net of all fee waivers, if any	2.05[7]	2.07	2.07[7]
Expenses net of all fee waivers and credits	2.05[7]	2.07	2.07[7]
Net investment income (loss)	(0.11)[7]	0.28	0.60[7]
Portfolio turnover (%)	12	52	16

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Classic Value Fund II | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.36	$9.66
Net investment income (loss)[3]	(0.01)	0.03	0.03
Net realized and unrealized gain
(loss) on investments	1.40	(1.68)	(2.01)
Total from investment operations	1.39	(1.65)	(1.98)
Less distributions
From net investment income	—	(0.03)	—
From net realized gain	(0.03)	(0.02)	—
Total distributions	(0.03)	(0.05)	—
Net asset value, end of period	$11.36	$9.66	$7.68
Total return (%)[4,5]	13.86[6]	(14.51)	(20.50)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$15	$32	$18
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.99[7]	2.07	2.31[7]
Expenses net of all fee waivers, if any	2.05[7]	2.07	2.07[7]
Expenses net of all fee waivers and credits	2.05[7]	2.07	2.07[7]
Net investment income (loss)	(0.15)[7]	0.28	0.58[7]
Portfolio turnover (%)	12	52	16

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Classic Value Fund II	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.39	$9.67
Net investment income[3]	0.04	0.16	0.07
Net realized and unrealized gain
(loss) on investments	1.41	(1.71)	(2.00)
Total from investment operations	1.45	(1.55)	(1.93)
Less distributions
From net investment income	(0.03)	(0.15)	—
From net realized gain	(0.03)	(0.02)	—
Total distributions	(0.06)	(0.17)	—
Net asset value, end of period	$11.39	$9.67	$7.74
Total return (%)[4,5]	14.50[6]	(13.63)	(19.96)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$15	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.88[7]	0.94	1.11[7]
Expenses net of all fee waivers, if any	0.94[7]	0.94	0.94[7]
Expenses net of all fee waivers and credits	0.94[7]	0.94	0.94[7]
Net investment income	0.74[7]	1.41	1.66[7]
Portfolio turnover (%)	12	52	16

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

22	Classic Value Fund II | Semiannual report

Financial highlights

F I N A N C I A L  S T A T E M E N T S

CLASS R1 SHARES

Period ended	12-31-06[1]	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.39	$9.80
Net investment income[3]	0.02	0.09	0.04
Net realized and unrealized gain
(loss) on investments	1.40	(1.57)	(2.04)
Total from investment operations	1.42	(1.48)	(2.00)
Less distributions
From net investment income	—	(0.09)	—
From net realized gain	(0.03)	(0.02)	—
Total distributions	(0.03)	(0.11)	—
Net asset value, end of period	$11.39	$9.80	$7.80
Total return (%)[4,5]	14.16[6]	(13.05)	(20.41)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.40[8]	1.57	1.97[8]
Expenses net of all fee waivers, if any	1.46[8]	1.57	1.78[8]
Expenses net of all fee waivers and credits	1.46[8]	1.57	1.78[8]
Net investment income	0.46[8]	0.80	0.88[8]
Portfolio turnover (%)	12	52	16

1 Beginning of operations from 7-7-06 to 12-31-06.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Classic Value Fund II	23

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Classic Value Fund II (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital. The Fund commenced operations on July 7, 2006.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase. Effective March 1, 2007, Class R shares were redesignated Class R1 shares.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in

24	Classic Value Fund II | Semiannual report

non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Classic Value Fund II	25

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$61,209,822	—

Level 2 — Other Significant Observable Inputs	10,172,056	($103)

Level 3 — Significant Unobservable Inputs	—	—

Total	$71,381,878	($103)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would

26	Classic Value Fund II | Semiannual report

involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Semiannual report | Classic Value Fund II	27

Open forward foreign currency contracts as of June 30, 2008, were as follows:

	PRINCIPAL AMOUNT	SETTLEMENT	UNREALIZED
CURRENCY	COVERED BY CONTRACT	DATE	DEPRECIATION

Sells
Japanese Yen	($419,998,477)	Jul 2008	103

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Sector risk — financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, financial stocks may decline.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

28	Classic Value Fund II | Semiannual report

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $1,182,829 and long-term capital gain $91,879. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.78% of the next $2,500,000,000 and (c) 0.76% in excess of $5,000,000,000 of the Fund’s daily net asset value. The effective rate for the period ended June 30, 2008 is 0.80% of the Fund’s average daily net asset value. The Adviser has a sub-advisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser contractually limited the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 0.89% of the Fund’s average daily net assets at least until April 30, 2009. Accordingly, the expense reductions related to this total expense limitation amounted to $77,887 for the period ended June 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% and 0.50% of average daily net asset value of Class A, Class B and Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $386,658 with regard to sales of Class A shares. Of this amount, $4,839 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $381,322 was paid as sales commissions to unrelated broker-dealers and $497 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used

Semiannual report | Classic Value Fund II	29

in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $13,610 for Class B shares and $16,368 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05% and 0.05%, 0.04% and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.18% of each respective class’s average daily net asset value until April 30, 2008. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $29,276 for the period ended June 30, 2008. Signature Services reserves the right to terminate this limitation in the future.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,636 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$65,510	$64,257
Class B	8,813	34,162
Class C	30,635	120,325
Class I	2,482	—
Class R1	318	461
Total	$107,758	$219,205

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $4,915 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

30	Classic Value Fund II | Semiannual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,333,800	$83,737,825	663,941	$5,932,507
Distributions reinvested	78,720	773,026	—	—
Repurchased	(4,131,985)	(45,786,008)	(2,250,345)	(20,146,105)
Net increase (decrease)	3,280,535	$38,724,843	(1,586,404)	($14,213,598)

Class B shares

Sold	639,959	$7,329,987	41,120	$365,586
Distributions reinvested	4,326	42,445	—	—
Repurchased	(299,115)	(3,283,672)	(229,360)	(2,029,758)
Net increase (decrease)	345,170	$4,088,760	(188,240)	($1,664,172)

Class C shares

Sold	2,954,346	$33,155,576	254,201	$2,262,205
Distributions reinvested	16,293	159,838	—	—
Repurchased	(1,000,121)	(10,515,915)	(1,191,351)	(10,618,945)
Net increase (decrease)	1,970,518	$22,799,499	(937,150)	($8,356,740)

Class I shares

Sold	2,474,371	$27,332,141	161,218	$1,506,632
Distributions reinvested	19,621	192,679	—	—
Repurchased	(1,298,055)	(14,165,816)	(610,005)	(5,534,280)
Net increase (decrease)	1,195,937	$13,359,004	(448,787)	($4,027,648)

Class R1 shares

Sold	57,023	$665,402	6,994	$64,460
Distributions reinvested	143	1,412	—	—
Repurchased	(92,093)	(920,232)	(21)	(184)
Net increase (decrease)	(34,927)	($253,418)	6,973	$64,276

Net increase (decrease)	6,757,233	$78,718,688	(3,153,608)	($28,197,882)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $14,989,130 and $43,271,741, respectively.

Semiannual report | Classic Value Fund II	31

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Sub-Advisory Agreement:
John Hancock Classic Value Fund II

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund II (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered the period since the Fund’s inception through December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

32	Classic Value Fund II | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than two full years of operational history, and considered the performance results for the Fund since its inception in 2006 through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was lower than the performance of the Category and Peer Group medians, and its benchmark index, the Russell 1000 Value Index, for the 1-year period. The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s value orientation. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median, but not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

Semiannual report | Classic Value Fund II	33

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders.

34	Classic Value Fund II | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James F. Carlin, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
William H. Cunningham	Gordon M. Shone	Boston, MA 02210-2805
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Custodian
Patti McGill Peterson*	John G. Vrysen	The Bank of New York Mellon
Steven R. Pruchansky	Chief Operating Officer	One Wall Street
*Members of the Audit Committee		New York, NY 10286
†Non-Independent Trustee	Investment adviser
	John Hancock Advisers, LLC	Transfer agent
Officers	601 Congress Street	John Hancock Signature
Keith F. Hartstein	Boston, MA 02210-2805	Services, Inc.
President and		P.O. Box 9510
Chief Executive Officer	Subadviser	Portsmouth, NH 03802-9510
Pzena Investment
Thomas M. Kinzler	Management, LLC	Legal counsel
Secretary and Chief Legal Officer	120 West 45th Street,	K&L Gates LLP
	20th Floor	One Lincoln Street
Francis V. Knox, Jr.	New York, NY 10036	Boston, MA 02111-2950
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Classic Value Fund II	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund II.	350SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund

Semiannual Report
6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A1	6-24-96	–39.82%	2.10%	4.81%	—	–25.51%	–39.82%	10.95%	59.93%	—

B	11-11-02	–39.97	2.04	—	5.50%	–25.79	–39.97	10.60	—	35.17%

C	11-11-02	–37.68	2.38	—	5.62	–22.68	–37.68	12.49	—	36.09

I2	11-11-02	–36.40	3.58	—	6.85	–21.42	–36.40	19.22	—	45.24

R1[2]	8-5-03	–36.88	—	—	2.79	–21.76	–36.88	—	—	14.42

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.28%, Class B — 2.03%, Class C — 2.03%, Class I — 0.92%, Class R1 — 1.64%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	Classic Value Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	11-11-02	$13,617	$13,517	$17,628

C2	11-11-02	13,609	13,609	17,628

I3	11-11-02	14,524	14,524	17,628

R1[3]	8-5-03	11,442	11,442	15,321

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$784.00	$5.85

Class B	1,000.00	781.20	9.16

Class C	1,000.00	781.10	8.77

Class I	1,000.00	785.80	4.17

Class R1	1,000.00	782.40	7.35

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	on 6-30-08	period ended 6-30-08[1]

Class A	$1,000.00	$1,009.15	$6.61

Class B	1,000.00	1,007.30	10.36

Class C	1,000.00	1,007.50	9.93

Class I	1,000.00	1,010.10	4.72

Class R1	1,000.00	1,008.30	8.31

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.07%, 2.01%, 0.94% and 1.66% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Classic Value Fund	9

Portfolio summary

Top 10 holdings[1]

Alcatel-Lucent	5.1%	Capital One Financial Corp.	3.6%

Citigroup, Inc.	4.4%	Torchmark Corp.	3.3%

Allstate Corp.	4.2%	Johnson & Johnson	3.3%

Amgen, Inc.	3.7%	Home Depot, Inc.	3.3%

Federal Home Loan Mortgage Corp.	3.6%	CA, Inc.	3.2%

Sector distribution[1,2]

Financials	36%	Consumer staples	6%

Health care	16%	Utilities	5%

Consumer discretionary	13%	Telecommunication services	5%

Information technology	8%	Energy	3%

Industrials	6%	Other	2%

Country concentration[1]

United States	86%

France	5%

Bermuda	3%

United Kingdom	3%

Canada	2%

Other	1%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value
Common stocks 98.76%		$3,872,685,758

(Cost $5,476,352,292)
Aerospace & Defense 3.92%		153,844,612

L-3 Communications Holdings, Inc.	454,500	41,300,415

Northrop Grumman Corp.	1,682,275	112,544,197
Apparel Retail 2.39%		93,864,782

TJX Cos., Inc.	2,982,675	93,864,782
Auto Parts & Equipment 2.15%		84,461,430

Magna International, Inc. (Class A) (L)	1,425,750	84,461,430
Biotechnology 3.71%		145,575,516

Amgen, Inc. (I)	3,086,843	145,575,516
Communications Equipment 5.63%		220,572,426

Alcatel-Lucent, ADR (I)(L)	33,092,146	199,876,562

Motorola, Inc.	2,819,600	20,695,864
Consumer Finance 3.55%		139,275,292

Capital One Financial Corp.	3,664,175	139,275,292
Data Processing & Outsourced Services 2.40%		94,006,211

Affiliated Computer Services, Inc. (Class A)	872,100	46,648,629

Computer Sciences Corp. (I)	1,011,050	47,357,582
Department Stores 2.10%		82,364,691

J.C. Penney Co., Inc.	2,269,625	82,364,691
Diversified Banks 4.78%		187,307,608

Comerica, Inc.	2,651,775	67,964,993

Wachovia Corp.	7,684,650	119,342,615
Diversified Financial Services 7.09%		278,041,430

Bank of America Corp.	4,283,725	102,252,516

Citigroup, Inc.	10,180,300	170,621,828

JPMorgan Chase & Co.	150,600	5,167,086
Electronic Manufacturing Services 1.02%		40,133,624

Tyco Electronics, Ltd.	1,120,425	40,133,624
Health Care Distributors 6.47%		253,693,346

AmerisourceBergen Corp.	3,118,674	124,715,773

Johnson & Johnson	2,004,625	128,977,573

See notes to financial statements

Semiannual report | Classic Value Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Home Improvement Retail 3.28%		$128,547,696

Home Depot, Inc.	5,488,800	128,547,696
Household Appliances 2.89%		113,222,080

Whirlpool Corp.	1,834,150	113,222,080
Household Products 2.24%		87,828,776

Kimberly-Clark Corp.	1,469,200	87,828,776
Hypermarkets & Super Centers 2.14%		83,936,105

Wal-Mart Stores, Inc.	1,493,525	83,936,105
Industrial Conglomerates 1.02%		40,021,982

Tyco International, Ltd.	999,550	40,021,982
Integrated Oil & Gas 2.70%		105,711,615

BP PLC, ADR	1,519,500	105,711,615
Investment Banking & Brokerage 3.52%		137,950,861

Lehman Brothers Holdings, Inc. (L)	3,032,050	60,064,910

Morgan Stanley	2,159,300	77,885,951
Life & Health Insurance 3.30%		129,417,090

Torchmark Corp.	2,206,600	129,417,090
Multi-Utilities 5.40%		211,545,609

Sempra Energy	1,880,325	106,144,346

Wisconsin Energy Corp.	2,330,855	105,401,263
Packaged Foods & Meats 1.40%		55,061,913

Sara Lee Corp.	4,494,850	55,061,913
Pharmaceuticals 6.04%		236,689,767

Bristol-Myers Squibb Co.	5,510,225	113,124,919

Pfizer, Inc.	4,509,251	78,776,615

Schering-Plough Corp.	2,274,669	44,788,233
Property & Casualty Insurance 6.40%		251,054,332

Allstate Corp.	3,567,600	162,646,884

Fidelity National Financial, Inc.	3,889,856	49,012,185

XL Capital, Ltd. (Class A)	1,916,112	39,395,263
Regional Banks 0.80%		31,444,145

National City Corp. (L)	6,592,064	31,444,145
Systems Software 5.53%		216,945,781

CA, Inc.	5,456,958	126,001,160

Microsoft Corp.	3,305,875	90,944,621
Thrifts & Mortgage Finance 6.89%		270,167,038

Federal Home Loan Mortgage Corp.	8,609,668	141,198,555

Federal National Mortgage Association	5,815,318	113,456,854

Washington Mutual, Inc. (L)	3,146,375	15,511,629

See notes to financial statements

12	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 4.41%			$172,719,379

(Cost $172,719,379)
Joint Repurchase Agreement 2.23%			87,216,000

Joint Repurchase Agreement with Bank of
America Corp. dated 6-30-08 at 1.50%
to be repurchased at $87,219,634 on 7-1-08,
collateralized by $71,454,554 U.S. Treasury
Inflation Indexed Note 1.875% on 7-15-13
(valued at $88,960,320 including interest).		$87,216	87,216,000

		Shares
Cash Equivalents 2.18%			85,503,379

John Hancock Cash Investment Trust (T)(W)	2.5657% (Y)	85,503,379	85,503,379

Total investments (Cost $5,649,071,671)† 103.17%			$4,045,405,137

Other assets and liabilities, net (3.17%)			($124,201,207)

Total net assets 100.00%			$3,921,203,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security

(L) All or a portion of this security is on loan as of June 30, 2008

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of June 30, 2008.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $5,651,744,609. Net unrealized depreciation aggregated $1,606,339,472, of which $169,803,833 related to appreciated investment securities and $1,776,143,305 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Classic Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $5,563,568,292)	$3,959,901,758
Investments in affiliated issuers, at value (Cost $85,503,379)	85,503,379

Total investments, at value (Cost $5,649,071,671)	4,045,405,137
Cash	4,849,609
Receivable for investments sold	3,505,057
Receivable for shares sold	19,700,745
Dividends and interest receivable	5,549,812
Reimbursement receivable	443,202
Receivable from affiliates	110,305
Other assets	1,792

Total assets	4,079,565,659

Liabilities

Payable for investments purchased	36,666,020
Payable for shares repurchased	30,494,115
Payable upon return of securities loaned (Note 2)	85,503,379
Payable to affiliates
Management fees	2,984,839
Distribution and service fees	996,047
Other	1,040,941
Other payables and accrued expenses	676,388

Total liabilities	158,361,729

Net assets

Capital paid-in	5,775,936,303
Accumulated net realized loss on investments	(290,789,346)
Net unrealized depreciation of investments	(1,603,666,534)
Accumulated net investment income	39,723,507

Net assets	$3,921,203,930

See notes to financial statements

14	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,585,023,516 ÷ 153,098,345 shares)	$16.88
Class B ($124,865,200 ÷ 7,491,444 shares)[1]	$16.67
Class C ($334,682,911 ÷ 20,086,193 shares)[1]	$16.66
Class I ($862,635,599 ÷ 50,898,905 shares)	$16.95
Class R1 ($13,996,704 ÷ 830,110 shares)	$16.86

Maximum offering price per share

Class A ($16.88 ÷ 95%)[2]	$17.77

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Classic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $153,981)	$71,689,201
Interest	640,950
Securities lending	276,503
Income from affiliated issuers	131,508
Total investment income	72,738,162

Expenses

Investment management fees (Note 3)	20,631,417
Distribution and service fees (Note 3)	7,317,434
Transfer agent fees (Note 3)	4,449,005
Accounting and legal services fees (Note 3)	262,902
Custodian fees	612,348
Printing fees	335,841
Trustees’ fees	203,392
Blue sky fees	119,338
Professional fees	57,328
Miscellaneous	380,838

Total expenses	34,369,843
Less expense reductions (Note 3)	(1,356,823)

Net expenses	33,013,020

Net investment income	39,725,142

Realized and unrealized loss

Net realized loss on investments	(376,696,178)
(376,696,178)
Change in net unrealized appreciation (depreciation) of investments	(824,398,891)
(824,398,891)
Net realized and unrealized loss	(1,201,095,069)

Decrease in net assets from operations	($1,161,369,927)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

16	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$104,193,621	$39,725,142
Net realized gain (loss)	678,062,273	(376,696,178)
Change in net unrealized appreciation (depreciation)	(1,950,836,569)	(824,398,891)

Decrease in net assets resulting from operations	(1,168,580,675)	(1,161,369,927)
Distributions to shareholders
From net investment income
Class A	(73,327,961)	—
Class B	(1,891,117)	—
Class C	(5,821,733)	—
Class I	(26,404,824)	—
Class R1	(279,498)	—
From net realized gain
Class A	(326,653,899)	—
Class B	(16,975,708)	—
Class C	(52,259,104)	—
Class I	(93,211,048)	—
Class R1	(1,642,127)	—
	(598,467,019)	—
From Fund share transactions (Note 4)	(1,280,560,604)	(915,694,908)
Total decrease	(3,047,608,298)	(2,077,064,835)

Net assets

Beginning of period	9,045,877,063	5,998,268,765

End of period[2]	$5,998,268,765	$3,921,203,930

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment income (loss) of ($1,635) and $39,723,507, respectively.

See notes to financial statements

Semiannual report | Classic Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]
Per share operating performance

Net asset value,
beginning of period	$15.07	$20.27	$23.01	$24.64	$27.67	$21.53
Net investment income[2]	0.20	0.17	0.15	0.23	0.34	0.16
Net realized and unrealized
gain (loss) on investments	5.25	2.73	1.88	3.84	(4.24)	(4.81)
Total from investment operations	5.45	2.90	2.03	4.07	(3.90)	(4.65)
Less distributions
From net investment income	(0.13)	(0.09)	(0.10)	(0.19)	(0.41)	—
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—
Total distributions	(0.25)	(0.16)	(0.40)	(1.04)	(2.24)	—
Net asset value, end of period	$20.27	$23.01	$24.64	$27.67	$21.53	$16.88
Total return (%)[3]	36.25[4]	14.28[4]	8.81[4]	16.54	(14.20)	(21.60)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$145	$1,223	$3,017	$5,987	$4,000	$2,585
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.52	1.40	1.36	1.30	1.28	1.38[6]
Expenses net of all fee waivers, if any	1.16	1.30	1.32	1.30	1.28	1.32[6]
Expenses net of all fee waivers
and credits	1.16	1.30	1.32	1.30	1.28	1.32[6]
Net investment income	1.13	0.81	0.65	0.89	1.22	1.64[6]
Portfolio turnover (%)	25	16	27	20	35	12

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

18	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]
Per share operating performance

Net asset value,
beginning of period	$15.05	$20.24	$22.89	$24.42	$27.40	$21.34
Net investment income (loss)[2]	0.07	0.01	(0.03)	0.04	0.13	0.09
Net realized and unrealized
gain (loss) on investments	5.24	2.71	1.86	3.79	(4.16)	(4.76)
Total from investment operations	5.31	2.72	1.83	3.83	(4.03)	(4.67)
Less distributions
From net investment income	—[3]	—	—	—	(0.20)	—
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—
Total distributions	(0.12)	(0.07)	(0.30)	(0.85)	(2.03)	—
Net asset value, end of period	$20.24	$22.89	$24.42	$27.40	$21.34	$16.67
Total return (%)[4]	35.36[5]	13.44[5]	7.99[5]	15.68	(14.80)	(21.88)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$47	$200	$296	$332	$208	$125
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.27	2.15	2.11	2.01	2.03	2.13[7]
Expenses net of all fee waivers, if any	1.91	2.05	2.07	2.01	2.03	2.07[7]
Expenses net of all fee waivers
and credits	1.91	2.05	2.07	2.01	2.03	2.07[7]
Net investment income (loss)	0.38	0.03	(0.11)	0.17	0.46	0.88[7]
Portfolio turnover (%)	25	16	27	20	35	12

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Classic Value Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]
Per share operating performance

Net asset value,
beginning of period	$15.05	$20.24	$22.89	$24.42	$27.39	$21.33
Net investment income (loss)[2]	0.07	0.01	(0.02)	0.03	0.13	0.08
Net realized and unrealized
gain (loss) on investments	5.24	2.71	1.85	3.79	(4.16)	(4.75)
Total from investment operations	5.31	2.72	1.83	3.82	(4.03)	(4.67)
Less distributions
From net investment income	—[3]	—	—	—	(0.20)	—
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—
Total distributions	(0.12)	(0.07)	(0.30)	(0.85)	(2.03)	—
Net asset value, end of period	$20.24	$22.89	$24.42	$27.39	$21.33	$16.66
Total return (%)[4]	35.36[5]	13.44[5]	7.99[5]	15.64	(14.80)	(21.89)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$82	$423	$832	$1,132	$612	$335
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.26	2.15	2.11	2.05	2.03	2.13[7]
Expenses net of all fee waivers, if any	1.91	2.05	2.07	2.05	2.03	2.07[7]
Expenses net of all fee waivers
and credits	1.91	2.05	2.07	2.05	2.03	2.07[7]
Net investment income (loss)	0.39	0.04	(0.10)	0.13	0.46	0.86[7]
Portfolio turnover (%)	25	16	27	20	35	12

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Classic Value Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[1]
Per share operating performance

Net asset value,
beginning of period	$15.08	$20.30	$23.05	$24.69	$27.73	$21.57
Net investment income[2]	0.27	0.27	0.26	0.34	0.45	0.20
Net realized and unrealized
gain (loss) on investments	5.26	2.73	1.88	3.86	(4.26)	(4.82)
Total from investment operations	5.53	3.00	2.14	4.20	(3.81)	(4.62)
Less distributions
From net investment income	(0.19)	(0.18)	(0.20)	(0.31)	(0.52)	—
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—
Total distributions	(0.31)	(0.25)	(0.50)	(1.16)	(2.35)	—
Net asset value, end of period	$20.30	$23.05	$24.69	$27.73	$21.57	$16.95
Total return (%)[3]	36.81[4]	14.77[4]	9.28[4]	17.01	(13.86)	(21.42)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$206	$665	$1,567	$1,155	$863
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.12	1.01	0.98	0.94	0.92	0.97[6]
Expenses net of all fee waivers, if any	0.76	0.86	0.89	0.89	0.88	0.94[6]
Expenses net of all fee waivers
and credits	0.76	0.86	0.89	0.89	0.88	0.94[6]
Net investment income	1.54	1.25	1.09	1.30	1.61	2.01[6]
Portfolio turnover (%)	25	16	27	20	35	12

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Classic Value Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]
Per share operating performance

Net asset value,
beginning of period	$17.20	$20.27	$23.02	$24.63	$27.67	$21.55
Net investment income[3]	0.05	0.07	0.08	0.13	0.23	0.13
Net realized and unrealized
gain (loss) on investments	3.24	2.75	1.86	3.85	(4.21)	(4.82)
Total from investment operations	3.29	2.82	1.94	3.98	(3.98)	(4.69)
Less distributions
From net investment income	(0.10)	—	(0.03)	(0.09)	(0.31)	—
From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)	—
Total distributions	(0.22)	(0.07)	(0.33)	(0.94)	(2.14)	—
Net asset value, end of period	$20.27	$23.02	$24.63	$27.67	$21.55	$16.86
Total return (%)[4]	19.21[5,6]	13.91[6]	8.44[6]	16.15	(14.49)	(21.76)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	$2	$12	$29	$22	$14
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.91[8]	1.82	1.69	1.68	1.64	1.69[8]
Expenses net of all fee waivers, if any	1.55[8]	1.72	1.65	1.68	1.64	1.66[8]
Expenses net of all fee waivers
and credits	1.55[8]	1.72	1.65	1.68	1.64	1.66[8]
Net investment income	0.69[8,9]	0.35	0.34	0.51	0.85	1.29[8]
Portfolio turnover (%)	25	16	27	20	35	12

1 Class R1 shares began operations on 8-5-03.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

9 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

22	Classic Value Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Classic Value Fund (the Fund) is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC)] and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of

Semiannual report | Classic Value Fund	23

trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with thebeginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Classic Value Fund | Semiannual report

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$3,958,189,137	—

Level 2 — Other Significant Observable Inputs	87,216,000	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$4,045,405,137	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are reflected as a realized gain on securities in the Statement of Operations and amounted to $71,283.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line

Semiannual report | Classic Value Fund	25

of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no significant borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Sector risk — financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, financial stocks may decline.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk

26	Classic Value Fund | Semiannual report

of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $122,281,257and long-term capital gain $476,185,762. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s average daily net asset value, (b) 0.825% of the next $2,500,000,000 and (c) 0.80% in excess of $5,000,000,000 of the Fund’s daily net asset value. The effective rate for the period ended June 30, 2008 is 0.837% of the Fund’s daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser contractually limited the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 0.89% of the Fund’s average daily net assets at least until April 30, 2009. Accordingly, the expense reductions related to this total expense limitation amounted to $707,499 for the period ended June 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A,

Semiannual report | Classic Value Fund	27

Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $732,807 with regard to sales of Class A shares. Of this amount, $51,834 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $667,144 was paid as sales commissions to unrelated broker-dealers and $13,829 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $419,941 for Class B shares and $35,358 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.18% of each respective class’s average daily net asset value until April 30, 2009. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $586,417 for the period ended June 30, 2008. Signature Services reserves the right to terminate this limitation in the future.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $62,907 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$3,524,243	$4,140,152
Class B	177,276	825,299
Class C	488,260	2,296,730
Class I	246,464	—
Class R1	12,762	55,253
Total	$4,449,005	$7,317,434

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $262,902 with an effective rate of 0.01% of the Fund’s average daily net asset value.

28	Classic Value Fund | Semiannual report

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	58,641,767	$1,616,890,345	27,201,040	$542,048,999
Distributions reinvested	17,287,953	378,260,416	—	—
Repurchased	(106,520,477)	(2,788,561,199)	(59,903,718)	(1,181,279,526)
Net decrease	(30,590,757)	($793,410,438)	(32,702,678)	($639,230,527)

Class B shares

Sold	376,700	$10,255,929	161,215	$3,160,584
Distributions reinvested	789,591	17,126,244	—	—
Repurchased	(3,522,251)	(93,121,578)	(2,432,389)	(47,492,720)
Net decrease	(2,355,960)	($65,739,405)	(2,271,174)	($44,332,136)

Class C shares

Sold	1,606,141	$43,429,412	875,159	$17,234,706
Distributions reinvested	2,477,560	53,713,489	—	—
Repurchased	(16,681,013)	(430,300,693)	(9,504,965)	(186,147,307)
Net decrease	(12,597,312)	($333,157,792)	(8,629,806)	($168,912,601)

Class I shares

Sold	21,957,511	$592,709,537	10,485,975	$199,681,741
Distributions reinvested	4,735,716	103,806,886	—	—
Repurchased	(29,653,564)	(783,321,846)	(13,122,624)	(259,538,807)
Net decrease	(2,960,337)	($86,805,423)	(2,636,649)	($59,857,066)

Class R1 shares

Sold	350,637	$9,363,128	180,167	$3,531,846
Distributions reinvested	87,625	1,919,000	—	—
Repurchased	(473,051)	(12,729,674)	(352,824)	(6,894,424)
Net decrease	(34,789)	($1,447,546)	(172,657)	($3,362,578)

Net decrease	(48,539,155)	($1,280,560,604)	(46,412,964)	($915,694,908)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $594,615,342 and $1,543,532,799, respectively.

Semiannual report | Classic Value Fund	29

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Classic
Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadviser) for the John Hancock Classic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

30	Classic Value Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that are responsible for the daily investment activities of the Fund. The Board considered the representatives’ history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 10-year period was higher than the performance of the Peer Group and Category medians, and its benchmark index, the Russell 1000 Value Index. However, the Board continues to have concerns that the Fund’s performance for more recent periods is lower than the performance of the Peer Group and Category medians and benchmark index. Because of the underperformance for more recent periods, the Board made further inquiry of the Adviser and Subadviser.

The Subadviser provided detailed information about its investment process and discussed the performance of specific portfolio stocks with the Board. The Adviser also discussed with the Board its review and analysis of the Subadviser’s investment process and particular portfolio stocks in light of the Fund’s value orientation. The Board concluded that the investment process and particular portfolio stocks seemed consistent with the Fund’s investment objectives, strategy and style.

The Board considered recent market conditions that had a large impact on the Fund’s performance results. The Subadviser explained how recent market conditions disfavored the Fund’s value investment style. The Adviser provided supplemental analysis, which showed how the Subadviser’s investment style performed well under different market conditions.

The Board was satisfied that the Subadviser and Adviser appreciated its concerns, had satisfactorily explained the Fund’s underperformance and were diligently pursuing the Fund’s investment objective consistent with its investment strategy and style. The Board viewed favorably the Fund’s longer-term performance and noted times in the Fund’s history in which it outperformed comparable funds.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received

Semiannual report | Classic Value Fund	31

and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the medians of the Peer Group and Category. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s total operating expense ratio. The Board noted that the Adviser agreed to maintain the fee waivers for an additional year.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board noted that the Fund was closed to new investors for most of 2007 due to capacity constraints and considered the impact of the closure on the Fund’s potential to realize economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and

32	Classic Value Fund | Semiannual report

benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Classic Value Fund	33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
James F. Carlin, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
William H. Cunningham	Gordon M. Shone	Boston, MA 02210-2805
Charles L. Ladner*	Treasurer
Dr. John A. Moore*
Patti McGill Peterson*	John G. Vrysen	Custodian
Steven R. Pruchansky	Chief Operating Officer	The Bank of New York Mellon
*Members of the Audit Committee		One Wall Street
†Non-Independent Trustee	Investment adviser	New York, NY 10286
John Hancock Advisers, LLC
Officers	601 Congress Street
Keith F. Hartstein	Boston, MA 02210-2805	Transfer agent
President and		John Hancock Signature
Chief Executive Officer	Subadviser	Services, Inc.
	Pzena Investment	P.O. Box 9510
Thomas M. Kinzler	Management, LLC	Portsmouth, NH 03802-9510
Secretary and Chief Legal Officer	120 West 45th Street,
	20th Floor	Legal counsel
Francis V. Knox, Jr.	New York, NY 10036	K&L Gates LLP
Chief Compliance Officer		One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

34	Classic Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	380SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

John Hancock MUTUAL FUNDS

John Hancock
Large Cap Select Fund

Semiannual Report
6.30.08

A look at performance

For the period ended June 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A1	12-31-64	–17.74%	2.13%	1.84%	—	–18.09%	–17.74%	11.09%	20.01%	—

B	8-25-03	–18.05	—	—	1.56%	–18.35	–18.05	—	—	7.81%

C	8-25-03	–14.76	—	—	1.94	–14.85	–14.76	—	—	9.78

I2	8-25-03	–13.03	—	—	3.10	–13.58	–13.03	—	—	15.94

R1[2]	11-3-03	–13.91	—	—	1.22	–13.94	–13.91	—	—	5.79

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.45%, Class B — 2.20%, Class C — 2.20%, Class I — 1.06%, Class R1 — 2.05%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 Effective August 22, 2003, shareholders of the former M.S.B. Fund, Inc. became owners of that number of full and fractional shares of Class A shares of John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

6	Large Cap Select Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Select Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-25-03	$10,971	$10,781	$14,097

C2	8-25-03	10,978	10,978	14,097

I3	8-25-03	11,594	11,594	14,097

R1[3]	11-3-03	10,579	10,579	13,185

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of June 30, 2008. The Class C shares, investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value, and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Large Cap Select Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2008 with the same investment held until June 30, 2008.

	Account value	Ending value	Expenses paid during
	on 1-1-08	6-30-08	period 6-30-08[1]

Class A	$1,000.00	$862.40	$6.67

Class B	1,000.00	859.50	10.13

Class C	1,000.00	860.10	10.17

Class I	1,000.00	864.20	4.68

Class R1	1,000.00	860.60	8.56

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Select Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2008, with the same investment held until June 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-08	6-30-08	period 6-30-08[1]

Class A	$1,000.00	$1,017.70	$7.22

Class B	1,000.00	1,014.00	10.97

Class C	1,000.00	1,013.90	11.02

Class I	1,000.00	1,019.80	5.07

Class R1	1,000.00	1,015.70	9.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.44%, 2.19%, 2.20%, 1.01% and 1.85% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Large Cap Select Fund	9

Portfolio summary

Top 10 holdings[1]

Johnson & Johnson	5.4%	Coca-Cola Co.	4.5%

Wal-Mart Stores, Inc.	5.3%	General Electric Co.	4.5%

Berkshire Hathaway, Inc. (Class A)	4.8%	International Business Machines Corp.	4.4%

Procter & Gamble Co.	4.7%	Microsoft Corp.	4.3%

PepsiCo, Inc.	4.6%	Automatic Data Processing, Inc.	4.0%

Sector distribution[1,2]

Consumer staples	22%	Financials	13%

Information technology	19%	Consumer discretionary	12%

Health care	14%	Energy	3%

Industrials	14%	Other	3%

1 As a percentage of net assets on June 30, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Large Cap Select Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value
Common stocks 96.66%		$46,449,880

(Cost $38,906,605)

Advertising 3.27%		1,570,800

Omnicom Group, Inc.	35,000	1,570,800

Air Freight & Logistics 2.46%		1,181,850

FedEx Corp.	15,000	1,181,850

Communications Equipment 3.63%		1,744,500

Cisco Systems, Inc. (I)	75,000	1,744,500

Computer Hardware 6.95%		3,336,940

Dell, Inc. (I)	55,000	1,203,400

International Business Machines Corp.	18,000	2,133,540

Consumer Finance 2.74%		1,318,450

American Express Co.	35,000	1,318,450

Data Processing & Outsourced Services 4.01%		1,927,400

Automatic Data Processing, Inc.	46,000	1,927,400

Diversified Banks 3.46%		1,662,500

Wells Fargo & Co.	70,000	1,662,500

Food Distributors 2.98%		1,430,520

SYSCO Corp.	52,000	1,430,520

Health Care Equipment 3.55%		1,707,750

Medtronic, Inc.	33,000	1,707,750

Home Improvement Retail 2.73%		1,311,520

Home Depot, Inc.	56,000	1,311,520

Household Products 4.68%		2,249,970

Procter & Gamble Co.	37,000	2,249,970

Hypermarkets & Super Centers 5.26%		2,529,000

Wal-Mart Stores, Inc.	45,000	2,529,000

Industrial Conglomerates 8.12%		3,901,640

3M Co.	25,000	1,739,750

General Electric Co.	81,000	2,161,890

Industrial Machinery 3.16%		1,520,320

Illinois Tool Works, Inc.	32,000	1,520,320

See notes to financial statements

Semiannual report | Large Cap Select Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Integrated Oil & Gas 2.94%		$1,410,080

Exxon Mobil Corp.	16,000	1,410,080

Managed Health Care 2.51%		1,207,500

UnitedHealth Group, Inc.	46,000	1,207,500

Motorcycle Manufacturers 2.49%		1,196,580

Harley-Davidson, Inc.	33,000	1,196,580

Multi-Line Insurance 2.20%		1,058,400

American International Group, Inc.	40,000	1,058,400

Pharmaceuticals 8.11%		3,897,850

Abbott Laboratories	25,000	1,324,250

Johnson & Johnson	40,000	2,573,600

Property & Casualty Insurance 4.78%		2,294,250

Berkshire Hathaway, Inc. (Class A) (I)	19	2,294,250

Soft Drinks 9.18%		4,408,810

Coca-Cola Co.	42,000	2,183,160

PepsiCo, Inc.	35,000	2,225,650

Specialty Stores 3.16%		1,520,000

Staples, Inc.	64,000	1,520,000

Systems Software 4.29%		2,063,250

Microsoft Corp.	75,000	2,063,250

	Par value
Issuer, description, maturity	(000)	Value
Short-term investments 3.50%		$1,679,000

(Cost $1,679,000)
Joint Repurchase Agreement 3.50%		1,679,000

Joint Repurchase Agreement with Bank of
America Corp. dated 6-30-08 at 1.50% to
be repurchased at $1,679,070 on 7-1-08,
collateralized by $1,375,576 U.S. Treasury
Inflation Indexed Noted 1.875% on 7-15-13
(valued at $1,712,580 including interest).	$1,679	1,679,000

Total investments (Cost $40,585,605)† 100.16%		$48,128,880

Other assets and liabilities, net (0.16%)		($74,875)

Total net assets 100.00%		$48,054,005

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At June 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $40,585,605. Net unrealized appreciation aggregated $7,543,275, of which $12,800,715 related to appreciated investment securities and $5,257,440 related to depreciated investment securities.

See notes to financial statements

12	Large Cap Select Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $40,585,605)	$48,128,880
Cash	525
Receivable for shares sold	10,060
Dividends and interest receivable	70,750
Receivable from affiliates	2,293
Other assets	63,628
Total assets	48,276,136

Liabilities

Payable for shares repurchased	57,798
Payable to affiliates
Management fees	31,357
Distribution and service fees	12,687
Other	37,300
Other payables and accrued expenses	82,989
Total liabilities	222,131

Net assets

Capital paid-in	38,955,175
Accumulated net realized gain on investments	1,396,125
Net unrealized appreciation of investments	7,543,275
Accumulated net investment income	159,430
Net assets	$48,054,005

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($40,155,656 ÷ 2,533,008 shares)	$15.85
Class B ($2,662,963 ÷ 172,041 shares)[1]	$15.48
Class C ($2,167,463 ÷ 139,882 shares)[1]	$15.49
Class I ($2,815,772 ÷ 176,981 shares)	$15.91
Class R1 ($252,151 ÷ 16,077 shares)	$15.68

Maximum offering price per share

Class A ($15.85 ÷ 95%)[2]	$16.68

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Large Cap Select Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$522,495
Interest	19,938
Securities lending	2,514
Income from affiliated issuers	1,196
Total investment income	546,143

Expenses

Investment management fees (Note 3)	200,785
Distribution and service fees (Note 3)	82,847
Transfer agent fees (Note 3)	59,846
Accounting and legal services fees (Note 3)	2,870
Blue sky fees	31,459
Printing fees	23,209
Professional fees	11,506
Custodian fees	9,755
Trustees’ fees	1,500
Miscellaneous	2,047
Total expenses	425,824
Less expense reductions (Note 3)	(28,433)
Net expenses	397,391
Net investment income	148,752

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	911,217
911,217
Changes in net unrealized appreciation (depreciation) of Investments	(9,108,647)
(9,108,647)
Net realized and unrealized loss	(8,197,430)

Decrease in net assets from operations	($8,048,678)

1 Semiannual period from 1-1-08 to 6-30-08.

See notes to financial statements

14	Large Cap Select Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-07	6-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$275,430	$148,752
Net realized gain	4,309,028	911,217
Change in net unrealized appreciation (depreciation)	(3,083,140)	(9,108,647)

Increase (decrease) in net assets resulting from operations	1,501,318	(8,048,678)
Distributions to shareholders
From net investment income
Class A	(246,296)	—
Class I	(25,100)	—
From net realized gain
Class A	(3,149,359)	—
Class B	(198,731)	—
Class C	(127,251)	—
Class I	(176,085)	—
Class R1	(13,024)	—
	(3,935,846)	—
From Fund share transactions (Note 4)	(7,128,043)	(4,417,164)
Total decrease	(9,562,571)	(12,465,842)

Net assets

Beginning of period	70,082,418	60,519,847

End of period[2]	$60,519,847	$48,054,005

1 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

2 Includes accumulated net investment income of $10,678 and $159,430, respectively.

See notes to financial statements

Semiannual report | Large Cap Select Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$15.27	$17.80	$18.44	$17.60	$19.20	$18.38
Net investment income (loss)[3]	(0.01)	0.08	0.05	0.08	0.09	0.05
Net realized and unrealized gain
(loss) on investments	2.63	0.84	(0.48)	2.46	0.36	(2.58)
Total from investment operations	2.62	0.92	(0.43)	2.54	0.45	(2.53)
Less distributions
From net investment income	—	(0.07)	(0.04)	(0.08)	(0.09)	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)	—
Total distributions	(0.09)	(0.28)	(0.41)	(0.94)	(1.27)	—
Net asset value, end of period	$17.80	$18.44	$17.60	$19.20	$18.38	$15.85
Total return (%)[4,5]	17.15	5.17	(2.38)	14.37	2.24	(13.76)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$55	$65	$58	$60	$52	$40
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89	1.44	1.47	1.48	1.45	1.54[7]
Expenses net of all fee waivers, if any	1.51	1.34	1.36	1.35	1.34	1.44[7]
Expenses net of all fee waivers
and credits	1.51	1.34	1.36	1.35	1.34	1.43[7]
Net investment income (loss)	(0.03)	0.45	0.26	0.46	0.48	0.60[7]
Portfolio turnover (%)	22	13	23	12	12	5

1 Effective 8-22-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

16	Large Cap Select Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$16.29	$17.76	$18.33	$17.39	$18.89	$18.01
Net investment loss[3]	(0.03)	(0.03)	(0.09)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain
(loss) on investments	1.59	0.81	(0.48)	2.41	0.35	(2.52)
Total from investment operations	1.56	0.78	(0.57)	2.36	0.30	(2.53)
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)	—
Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$18.01	$15.48
Total return (%)[4,5]	9.57	4.40	(3.14)	13.52	1.48	(14.05)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$6	$5	$4	$3	$3
Ratios (as a percentage of
average net assets):
Expenses before reductions	3.02[7]	2.19	2.22	2.23	2.20	2.29[7]
Expenses net of all fee waivers, if any	2.13[7]	2.09	2.11	2.10	2.09	2.19[7]
Expenses net of all fee waivers
and credits	2.13[7]	2.09	2.11	2.10	2.09	2.19[7]
Net investment loss	(0.49)[7]	(0.18)	(0.50)	(0.29)	(0.27)	(0.14)[7]
Portfolio turnover (%)	22[8]	13	23	12	12	5

1 Class B shares began operations on 8-25-03.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Semiannual report | Large Cap Select Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$16.29	$17.76	$17.76	$17.39	$18.89	$18.01
Net investment income (loss)[3]	(0.03)	—[4]	(0.09)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain
(loss) on investments	1.59	0.78	(0.48)	2.41	0.35	(2.51)
Total from investment operations	1.56	0.78	(0.57)	2.36	0.30	(2.52)
Less distributions
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)	—
Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$18.01	$15.49
Total return (%)[5,6]	9.57	4.40	(3.14)	13.52	1.48	(13.99)[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$6	$7	$3	$2	$2
Ratios (as a percentage of
average net assets):
Expenses before reductions	3.02[8]	2.19	2.22	2.23	2.20	2.29[8]
Expenses net of all fee waivers, if any	2.13[8]	2.09	2.11	2.10	2.09	2.19[8]
Expenses net of all fee waivers
and credits	2.13[8]	2.09	2.11	2.10	2.09	2.19[8]
Net investment loss	(0.45)[8]	(0.01)	(0.49)	(0.30)	(0.27)	(0.14)[8]
Portfolio turnover (%)	22[9]	13	23	12	12	5

1 Class C shares began operations on 8-25-03.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

18	Large Cap Select Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$16.29	$17.83	$18.46	$17.62	$19.23	$18.41
Net investment income[3]	0.04	0.15	0.12	0.16	0.17	0.09
Net realized and unrealized gain
(loss) on investments	1.59	0.84	(0.48)	2.47	0.36	(2.59)
Total from investment operations	1.63	0.99	(0.36)	2.63	0.53	(2.50)
Less distributions
From net investment income	—	(0.15)	(0.11)	(0.16)	(0.17)	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)	—
Total distributions	(0.09)	(0.36)	(0.48)	(1.02)	(1.35)	—
Net asset value, end of period	$17.83	$18.46	$17.62	$19.23	$18.41	$15.91
Total return (%)[4,5]	10.00	5.54	(1.98)	14.87	2.63	(13.58)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	$3	$3	$3
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.84[7]	1.05	1.06	1.08	1.06	1.11[7]
Expenses net of all fee waivers, if any	0.95[7]	0.95	0.95	0.95	0.95	1.01[7]
Expenses net of all fee waivers
and credits	0.95[7]	0.95	0.95	0.95	0.95	1.01[7]
Net investment income	0.61[7]	0.83	0.67	0.85	0.86	1.06[7]
Portfolio turnover (%)	22[8]	13	23	12	12	5

1 Class I shares began operations on 8-25-03.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Semiannual report | Large Cap Select Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07	6-30-08[2]

Per share operating performance

Net asset value, beginning of period	$17.10	$17.79	$18.45	$17.54	$19.07	$18.22
Net investment income (loss)[3]	(0.02)	0.07	(0.06)	(0.05)	(0.03)	0.01
Net realized and unrealized gain
(loss) on investments	0.80	0.81	(0.48)	2.44	0.36	(2.55)
Total from investment operations	0.78	0.88	(0.54)	2.39	0.33	(2.54)
Less distributions
From net investment income	—	(0.01)	—	—	—	—
From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)	—
Total distributions	(0.09)	(0.22)	(0.37)	(0.86)	(1.18)	—
Net asset value, end of period	$17.79	$18.45	$17.54	$19.07	$18.22	$15.68
Total return (%)[4,5]	4.56	4.98	(2.96)	13.58	1.61	(13.94)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)[7]	—	—	—	—	—	—
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.77[8]	1.54	2.09	2.22	2.05	1.95[8]
Expenses net of all fee waivers, if any	1.88[8]	1.44	1.98	2.09	1.94	1.85[8]
Expenses net of all fee waivers
and credits	1.88[8]	1.44	1.98	2.09	1.94	1.85[8]
Net investment income	(0.27)[8]	0.40	(0.36)	(0.28)	(0.13)	0.17[8]
Portfolio turnover (%)	22[9]	13	23	12	12	5

1 Class R1 shares began operations on 11-03-03.

2 Semiannual period from 1-1-08 to 6-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

 8 Annualized.

9 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

20	Large Cap Select Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Large Cap Select Fund (the Fund) is a diversified series of John Hancock Capital Series (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

Semiannual report | Large Cap Select Fund	21

procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing signifi-cant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$46,449,880	—

Level 2 — Other Significant Observable Inputs	1,679,000	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$48,128,880	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

22	Large Cap Select Fund | Semiannual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemni-fied against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined

Semiannual report | Large Cap Select Fund	23

at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $329,203 and long-term capital gain $3,606,643. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily

24	Large Cap Select Fund | Semiannual report

management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,700,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $2,700,000,000. The effective rate for the period ended June 30, 2008 is 0.75% of the Fund’s average daily net asset value. The Adviser has a subadvisory agreement with Shay Assets Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, and total expenses on Class A shares to 1.38% of Class A average daily net asset value, on an annual basis, at least until April 30, 2008. These caps expired on April 30, 2008. There were no expense reductions under this agreement for the period ended June 30, 2008.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended June 30, 2008, JH Funds received net up-front sales charges of $938,772 with regard to sales of Class A shares. Of this amount, $1,253 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $935,441 was paid as sales commissions to unrelated broker-dealers and $2,078 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2008, CDSCs received by JH Funds amounted to $3,124 for Class B shares and $534 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $15.00 for each Class R1 shareholder account. Signature Services had agreed to limit Class A,

Semiannual report | Large Cap Select Fund	25

Class B and Class C transfer agent fee to 0.23% of each respective class’s average daily net asset value until April 30, 2008. These caps expired on April 30, 2008. During the period ended June 30, 2008 there were $27,557 in transfer agent fee reductions. Signature Services reserves the right to terminate this limitation in the future.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended June 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $876 for transfer agent credits earned.

Class level expenses for the period ended June 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	52,696	$56,499
Class B	3,519	14,829
Class C	2,472	10,540
Class I	741	—
Class R1	418	979
Total	$59,846	$82,847

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $2,870 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

26	Large Cap Select Fund | Semiannual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2007, and the period ended June 30, 2008, along with the corresponding dollar value.

	Year ended 12-31-07		Period ended 6-30-08[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	147,812	$2,859,921	107,179	$1,882,916
Distributions reinvested	158,317	2,957,363	—	—
Repurchased	(607,432)	(11,859,063)	(394,668)	(6,779,366)
Net decrease	(301,303)	($6,041,779)	(287,489)	($4,896,450)

Class B shares

Sold	35,051	$662,157	20,408	$348,160
Distributions reinvested	9,919	181,613	—	—
Repurchased	(57,988)	(1,100,727)	(32,580)	(547,870)
Net decrease	(13,018)	($256,957)	(12,172)	($199,710)

Class C shares

Sold	40,101	$760,140	68,328	$1,150,515
Distributions reinvested	5,733	104,963	—	—
Repurchased	(68,845)	(1,313,530)	(46,686)	(782,491)
Net increase (decrease)	(23,011)	($448,427)	21,642	$368,024

Class I shares

Sold	17,264	$334,763	30,515	$524,247
Distributions reinvested	10,649	199,241	—	—
Repurchased	(44,853)	(869,009)	(16,103)	(276,124)
Net increase (decrease)	(16,940)	($335,005)	14,412	$248,123

Class R1 shares

Sold	3,470	$65,663	9,559	$168,421
Distributions reinvested	701	13,023	—	—
Repurchased	(6,429)	(124,561)	(6,290)	(105,572)
Net increase (decrease)	(2,258)	($45,875)	3,269	$62,849

Net decrease	(356,530)	($7,128,043)	(260,338)	($4,417,164)

1Semiannual period from 1-1-08 to 6-30-08. Unaudited.

Note 5

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2008, aggregated $2,722,658 and $6,892,230, respectively.

Semiannual report | Large Cap Select Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Large Cap Select Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Capital Series (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Shay Assets Management, Inc. (the Subadviser) for the John Hancock Large Cap Select Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

28	Large Cap Select Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was generally in line with the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 1-, 3- and 5-year periods under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians and its benchmark index. The Adviser discussed new proposals designed to address the Fund’s under-performance.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was in line with the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Category but lower than median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Semiannual report | Large Cap Select Fund	29

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement Rate paid to the Subadviser had been negotiated by the Adviser on an arm’s length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30	Large Cap Select Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Custodian
James F. Carlin, Chairman	Treasurer	The Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	John G. Vrysen	New York, NY 10286
Charles L. Ladner*	Chief Operating Officer
Dr. John A. Moore*
Patti McGill Peterson*	Investment adviser	Transfer agent
Steven R. Pruchansky	John Hancock Advisers, LLC	John Hancock Signature
*Members of the Audit Committee	601 Congress Street	Services, Inc.
†Non-Independent Trustee	Boston, MA 02210-2805	P.O. Box 9510
Portsmouth, NH 03802-9510
Subadviser
Officers	Shay Assets Management, Inc.	Legal counsel
Keith F. Hartstein	230 West Monroe Street	K&L Gates LLP
President and	Chicago, IL 60606	One Lincoln Street
Chief Executive Officer		Boston, MA 02111-2950
Principal distributor
Thomas M. Kinzler	John Hancock Funds, LLC
Secretary and Chief Legal Officer	601 Congress Street
Boston, MA 02210-2805
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Large Cap Select Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.	490SA 6/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/08

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 20, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 20, 2008